UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2019

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Bond Fund

Portfolio of Investments

December 31, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 37.2%
Australia - 1.9%
Australia Government Bond
Series 144
3.75%, 4/21/37 (a)	AUD	10,790	$8,824,088
Series 152
2.75%, 11/21/28 (a)		155,416	113,604,460

			122,428,548

Belgium - 3.7%
Kingdom of Belgium Government Bond
Series 44
5.00%, 3/28/35 (a)	EUR	4,410	7,769,767
Series 71
3.75%, 6/22/45 (a)		2,300	3,794,555
Series 72
2.60%, 6/22/24 (a)		15,065	19,618,832
Series 79
0.20%, 10/22/23 (a)		114,165	132,278,583
Series 81
0.80%, 6/22/27 (a)		70,935	82,381,153

			245,842,890

Canada - 6.6%
Canadian Government Bond
1.75%, 3/01/23	CAD	523,876	381,608,286
2.00%, 6/01/28		53,315	39,171,646
2.75%, 12/01/48		17,110	14,093,065

			434,872,997

France - 1.5%
French Republic Government Bond OAT
1.00%, 5/25/27 (a)	EUR	85,612	101,996,558

Germany - 4.0%
Bundesrepublik Deutschland Bundesanleihe
1.00%, 8/15/24 (a)		1,196	1,465,746
2.50%, 7/04/44-8/15/46 (a)		144,430	230,553,235
Series 3
4.75%, 7/04/34 (a)		16,765	31,312,446

			263,331,427

Ireland - 0.7%
Ireland Government Bond
1.00%, 5/15/26 (a)		37,007	43,671,563

Italy - 3.7%
Italy Buoni Poliennali Del Tesoro
1.20%, 4/01/22		15,490	17,738,722
1.35%, 4/15/22		63,047	72,495,138
1.85%, 5/15/24		15,600	17,800,060
2.05%, 8/01/27		15,257	16,835,984
2.20%, 6/01/27		92,205	103,167,162
4.00%, 9/01/20		1,870	2,266,793

	Principal Amount (000)		U.S. $ Value
5.50%, 11/01/22 (a)	EUR	12,050	$15,846,056

			246,149,915

Japan - 2.0%
Japan Government Twenty Year Bond
Series 150
1.40%, 9/20/34	JPY	6,281,600	66,919,486
Series 158
0.50%, 9/20/36		7,228,450	66,944,330

			133,863,816

Malaysia - 1.3%
Malaysia Government Bond
Series 3/04
5.734%, 7/30/19	MYR	115,764	28,374,800
Series 313
3.48%, 3/15/23		59,440	14,173,042
Series 414
3.654%, 10/31/19		132,723	32,161,810
Series 515
3.759%, 3/15/19		31,332	7,588,682

			82,298,334

Singapore - 0.4%
Singapore Government Bond
3.00%, 9/01/24	SGD	36,000	27,793,389

Spain - 3.5%
Spain Government Bond
1.95%, 4/30/26 (a)	EUR	104,303	127,539,731
2.35%, 7/30/33 (a)		35,190	42,338,760
4.40%, 10/31/23 (a)		44,885	61,227,840

			231,106,331

United Kingdom - 2.1%
United Kingdom Gilt
1.50%, 7/22/47 (a)	GBP	1,319	1,563,008
1.75%, 9/07/22 (a)		41,640	54,862,736
2.00%, 9/07/25 (a)		46,220	62,741,939
4.25%, 12/07/40 (a)		8,574	15,835,794

			135,003,477

United States - 5.7%
U.S. Treasury Bonds
2.75%, 11/15/47	U.S.$	75,615	71,562,505
2.875%, 5/15/43 (b)		25,920	25,300,351
2.875%, 11/15/46		62,670	60,926,991
3.00%, 11/15/44		8,855	8,835,630
3.00%, 11/15/45 (c)		48,695	48,565,656
3.00%, 2/15/47 (b)		31,220	31,127,314
3.625%, 8/15/43		33,835	37,440,542
4.625%, 2/15/40		10,100	12,795,438
U.S. Treasury Bonds Principal Strip Zero Coupon 2/15/43-5/15/48		1,664	756,686

	Principal Amount (000)		U.S. $ Value
U.S. Treasury Notes
1.625%, 2/15/26 (b)	U.S.$	6,274	$5,871,978
2.125%, 5/15/25 (b)		11,486	11,175,909
2.25%, 8/15/27 (b)		62,545	60,531,833
3.125%, 11/15/28		612	634,958

			375,525,791

Uruguay - 0.1%
Uruguay Government International Bond
8.50%, 3/15/28 (a)	UYU	180,873	4,728,979
9.875%, 6/20/22 (a)		110,704	3,372,570

			8,101,549

Total Governments - Treasuries (cost $2,429,534,301)			2,451,986,585

CORPORATES - INVESTMENT GRADE - 20.2%
Financial Institutions - 10.7%
Banking - 9.0%
AIB Group PLC
4.75%, 10/12/23 (a)	U.S.$	17,037	16,893,923
American Express Co.
4.20%, 11/06/25		270	275,339
Banco Santander SA
3.50%, 4/11/22		10,600	10,387,661
5.179%, 11/19/25		400	394,234
Bank of America Corp.
2.375%, 6/19/24 (a)	EUR	13,070	15,939,729
3.541% (LIBOR 3 Month + 0.79%), 3/05/24 (d)	U.S.$	450	435,559
3.55%, 3/05/24		545	537,849
3.824%, 1/20/28		15,380	14,881,719
3.864%, 7/23/24		325	324,490
4.20%, 8/26/24		300	297,936
4.45%, 3/03/26		150	148,257
Series B
8.05%, 6/15/27		1,037	1,282,978
Series DD
6.30%, 3/10/26 (e)		4,396	4,468,103
Series G
3.593%, 7/21/28		4,615	4,378,804
Series V
5.125%, 6/17/19 (e)		6,982	6,815,717
Series Z
6.50%, 10/23/24 (e)		7,010	7,191,959
Bank of Ireland Group PLC
4.50%, 11/25/23 (a)		24,080	23,595,751
Bank of New York Mellon Corp. (The)
Series E
4.95%, 6/20/20 (e)		6,497	6,359,796
Bank One Michigan
8.25%, 11/01/24		210	252,341
Banque Federative du Credit Mutuel SA
3.75%, 7/20/23 (a)		275	273,533

	Principal Amount (000)		U.S. $ Value
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	1,756	$2,256,498
Barclays PLC
3.684%, 1/10/23	U.S.$	14,795	14,191,749
4.338%, 5/16/24		2,065	2,008,334
BBVA Banco Continental SA
5.00%, 8/26/22 (a)		4,224	4,296,750
BBVA Global Finance Ltd.
7.00%, 12/01/25		110	120,123
BNP Paribas SA
6.75%, 3/14/22 (a)(e)		435	427,563
7.625%, 3/30/21 (a)(e)		4,436	4,515,378
BNZ International Funding Ltd./London
3.375%, 3/01/23 (a)		270	266,076
BPCE SA
4.00%, 9/12/23 (a)		250	245,405
5.15%, 7/21/24 (a)		260	260,498
5.70%, 10/22/23 (a)		8,936	9,265,872
CaixaBank SA
1.125%, 1/12/23-5/17/24 (a)	EUR	11,400	12,791,554
Capital One Bank USA, NA
3.375%, 2/15/23	U.S.$	915	883,886
Citigroup, Inc.
0.75%, 10/26/23 (a)	EUR	5,829	6,561,047
3.20%, 10/21/26	U.S.$	115	106,118
3.40%, 5/01/26		227	213,628
3.52%, 10/27/28		175	163,246
4.044%, 6/01/24		25,020	25,041,817
4.40%, 6/10/25		380	373,341
4.45%, 9/29/27		275	265,078
Compass Bank
2.75%, 9/29/19		3,398	3,378,587
3.50%, 6/11/21		250	248,228
5.50%, 4/01/20		296	300,618
Cooperatieve Rabobank UA
3.95%, 11/09/22		3,962	3,947,586
4.375%, 8/04/25		9,145	8,974,583
11.00%, 6/30/19 (a)(e)		88	91,106
Credit Agricole SA
6.50%, 6/23/21 (a)(e)	EUR	5,550	6,479,077
8.125%, 12/23/25 (a)(e)	U.S.$	13,840	14,203,300
8.375%, 10/13/19 (a)(e)		175	178,703
Credit Agricole SA/London
2.375%, 7/01/21 (a)		4,033	3,926,964
3.25%, 10/04/24 (a)		1,713	1,602,613
3.375%, 1/10/22 (a)		1,401	1,374,569
4.125%, 1/10/27 (a)(f)		4,715	4,533,826
Credit Suisse Group AG
4.207%, 6/12/24 (a)		4,200	4,169,390
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		1,559	1,529,331
4.55%, 4/17/26		15,415	15,284,635
Danske Bank A/S
3.875%, 9/12/23 (a)		325	314,247

	Principal Amount (000)		U.S. $ Value
Deutsche Bank AG/New York NY
3.375%, 5/12/21	U.S.$	165	$158,755
Discover Bank
4.682%, 8/09/28		328	326,015
DNB Bank ASA
6.50%, 3/26/22 (a)(e)		200	196,382
Fifth Third Bancorp
3.50%, 3/15/22		15	15,018
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23 (a)	EUR	13,508	15,940,135
2.876%, 10/31/22	U.S.$	225	218,134
2.905%, 7/24/23		3,521	3,351,210
3.75%, 5/22/25-2/25/26		313	297,560
3.85%, 7/08/24		1,230	1,198,343
4.25%, 10/21/25		385	368,030
4.411%, 4/23/39		385	355,432
HSBC Holdings PLC
4.25%, 3/14/24		7,810	7,708,665
4.292%, 9/12/26		6,801	6,700,984
6.00%, 9/29/23 (a)(e)	EUR	4,711	5,714,021
Intesa Sanpaolo SpA
3.125%, 7/14/22 (a)	U.S.$	16,385	15,113,573
3.375%, 1/12/23 (a)		13,790	12,679,988
JPMorgan Chase & Co.
2.776%, 4/25/23		560	542,740
3.22%, 3/01/25		270	260,913
3.509%, 1/23/29		115	108,385
3.559%, 4/23/24		896	886,975
3.782%, 2/01/28		31,084	30,139,575
3.882%, 7/24/38		115	104,095
3.90%, 7/15/25		250	248,100
4.452%, 12/05/29		535	543,639
Series V
5.00%, 7/01/19 (e)		608	590,140
Series Z
5.30%, 5/01/20 (e)		642	634,778
Lloyds Banking Group PLC
1.00%, 11/09/23 (a)	EUR	7,274	8,011,302
4.05%, 8/16/23	U.S.$	275	270,948
4.375%, 3/22/28		11,789	11,173,885
4.582%, 12/10/25		1,014	954,352
4.65%, 3/24/26		7,357	6,933,178
Morgan Stanley
3.125%, 7/27/26		115	106,002
3.737%, 4/24/24		435	431,220
4.457%, 4/22/39		110	107,113
5.00%, 11/24/25		160	162,730
Series G
1.375%, 10/27/26	EUR	17,531	19,501,636
1.75%, 3/11/24		13,530	15,854,265
4.35%, 9/08/26	U.S.$	700	678,971
Nationwide Building Society
2.00%, 7/25/29 (a)	EUR	2,642	2,804,315
4.00%, 9/14/26 (a)	U.S.$	7,305	6,666,791
Natwest Markets PLC
1.125%, 6/14/23 (a)	EUR	12,050	13,404,082

	Principal Amount (000)		U.S. $ Value
Nordea Bank AB
4.875%, 5/13/21 (a)	U.S.$	12,295	$12,505,970
Nordea Bank Abp
3.75%, 8/30/23 (a)		7,401	7,279,742
Royal Bank of Scotland Group PLC
5.125%, 5/28/24		215	208,412
Santander Holdings USA, Inc.
3.40%, 1/18/23		280	269,264
4.40%, 7/13/27		16,388	15,469,961
Santander UK Group Holdings PLC
2.875%, 8/05/21		13,775	13,326,569
4.75%, 9/15/25 (a)		5,781	5,447,228
4.796%, 11/15/24		13,335	13,223,199
Santander UK PLC
5.00%, 11/07/23 (a)		265	259,418
Standard Chartered PLC
3.95%, 1/11/23 (a)		1,179	1,148,767
4.247%, 1/20/23 (a)		23,760	23,490,538
5.20%, 1/26/24 (a)		3,435	3,470,607
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19		9,333	9,330,639
Swedbank AB
6.00%, 3/17/22 (a)(e)		400	381,641
UBS AG/Stamford CT
7.625%, 8/17/22		3,671	3,929,141
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (a)		4,933	4,890,931
UniCredit SpA
3.75%, 4/12/22 (a)		11,665	11,138,792
US Bancorp
Series J
5.30%, 4/15/27 (e)		6,443	6,053,650
Wachovia Corp.
5.50%, 8/01/35		305	324,585
Wells Fargo & Co.
2.625%, 8/16/22 (a)	EUR	383	469,893
3.00%, 10/23/26	U.S.$	849	785,924
3.069%, 1/24/23		208	202,008
3.50%, 3/08/22		325	323,408
Series G
4.30%, 7/22/27		165	162,278
Series K
6.558% (LIBOR 3 Month + 3.77%),
3/15/19 (d)(e)		215	213,740
Series M
3.45%, 2/13/23		205	200,967
Zions Bancorp NA
4.50%, 6/13/23		26	26,525

			595,923,174

Finance - 0.2%
Air Lease Corp.
3.25%, 3/01/25		285	261,924
GE Capital International Funding Co. Unlimited Co.

	Principal Amount (000)		U.S. $ Value
3.373%, 11/15/25	U.S.$	235	$208,536
4.418%, 11/15/35		220	184,445
Peachtree Corners Funding Trust
3.976%, 2/15/25 (a)		250	242,651
Synchrony Financial
4.25%, 8/15/24		175	160,539
4.50%, 7/23/25		12,780	11,599,997

			12,658,092

Insurance - 1.0%
ACE Capital Trust II
9.70%, 4/01/30		150	197,783
Aegon NV
5.50%, 4/11/48		275	251,068
Aetna, Inc.
3.875%, 8/15/47		230	192,056
Allianz SE
2.241%, 7/07/45 (a)	EUR	6,000	6,759,813
Allstate Corp. (The)
6.50%, 5/15/57	U.S.$	160	164,206
American International Group, Inc.
6.82%, 11/15/37		198	226,859
Series A-9
5.75%, 4/01/48		315	275,652
Anthem, Inc.
3.30%, 1/15/23		15	14,759
3.50%, 8/15/24		250	245,092
4.55%, 3/01/48		275	262,852
Aon Corp.
8.205%, 1/01/27		155	183,660
Assicurazioni Generali SpA
Series E
5.50%, 10/27/47 (a)	EUR	7,099	8,473,919
Aviva PLC
3.375%, 12/04/45 (a)		9,277	10,267,892
Series E
6.125%, 7/05/43 (a)		10,505	13,383,449
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
6.00%, 1/23/27		6,700	8,513,281
Cloverie PLC for Swiss Re Corporate Solutions Ltd.
4.50%, 9/11/44 (a)	U.S.$	200	186,396
CNP Assurances
4.50%, 6/10/47 (a)	EUR	2,100	2,521,468
Five Corners Funding Trust
4.419%, 11/15/23 (a)	U.S.$	2,400	2,460,931
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)		149	147,346
Hartford Financial Services Group, Inc. (The)
Series ICON
4.741% (LIBOR 3 Month + 2.13%), 2/12/47 (a)(d)		280	224,017

	Principal Amount (000)		U.S. $ Value
Lincoln National Corp.
7.00%, 6/15/40	U.S.$	90	$113,728
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		2	3,009
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		207	235,422
MetLife, Inc.
Series C
5.25%, 6/15/20 (e)		260	250,796
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen
Series E
6.25%, 5/26/42 (a)	EUR	2,700	3,594,475
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	4,415	6,615,542
Principal Financial Group, Inc.
4.70%, 5/15/55		290	279,500
Prudential Financial, Inc.
5.20%, 3/15/44		145	135,982
5.625%, 6/15/43		375	368,725
QBE Insurance Group Ltd.
6.75%, 12/02/44 (a)		305	306,220
UnitedHealth Group, Inc.
3.50%, 2/15/24		325	327,044
4.25%, 6/15/48		215	214,885
4.45%, 12/15/48		160	164,411

			67,562,238

REITS - 0.5%
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25		112	107,773
4.00%, 1/15/24		270	272,816
American Homes 4 Rent LP
4.25%, 2/15/28		280	269,493
American Tower Corp.
3.125%, 1/15/27		296	270,050
4.70%, 3/15/22		4,000	4,108,008
5.00%, 2/15/24		105	108,889
5.05%, 9/01/20		4,800	4,917,562
Boston Properties LP
2.75%, 10/01/26		120	108,722
3.20%, 1/15/25		225	214,894
Brixmor Operating Partnership LP
3.85%, 2/01/25		224	215,719
EPR Properties
4.95%, 4/15/28		220	217,797
Essex Portfolio LP
3.25%, 5/01/23		223	218,125
3.875%, 5/01/24		108	108,158
HCP, Inc.
3.875%, 8/15/24		335	328,789
Healthcare Trust of America Holdings LP
3.375%, 7/15/21		1,784	1,772,409
Hospitality Properties Trust
4.65%, 3/15/24		225	224,559
Host Hotels & Resorts LP
3.875%, 4/01/24		218	214,679

	Principal Amount (000)		U.S. $ Value
Kilroy Realty LP
3.45%, 12/15/24	U.S.$	50	$48,247
4.75%, 12/15/28		160	162,722
Kimco Realty Corp.
2.80%, 10/01/26		122	109,805
Mid-America Apartments LP
3.75%, 6/15/24		100	99,215
National Retail Properties, Inc.
3.90%, 6/15/24		216	215,774
Omega Healthcare Investors, Inc.
4.375%, 8/01/23		215	215,426
Realty Income Corp.
3.875%, 4/15/25		270	269,525
Regency Centers LP
3.75%, 6/15/24		41	40,280
SITE Centers Corp.
3.625%, 2/01/25		170	162,684
Spirit Realty LP
4.45%, 9/15/26		1,957	1,896,979
Ventas Realty LP
3.50%, 2/01/25		112	107,449
4.125%, 1/15/26		220	217,578
VEREIT Operating Partnership LP
4.60%, 2/06/24		3,710	3,743,820
Vornado Realty LP
3.50%, 1/15/25		560	539,189
Welltower, Inc.
4.00%, 6/01/25		379	372,667
4.95%, 9/01/48		220	215,817
Weyerhaeuser Co.
4.625%, 9/15/23		165	170,091
WP Carey, Inc.
4.60%, 4/01/24		58	58,855
WPC Eurobond BV
2.125%, 4/15/27	EUR	8,082	8,867,663

			31,192,228

			707,335,732

Industrial - 8.8%
Basic - 1.0%
Alpek SAB de CV
4.50%, 11/20/22 (a)	U.S.$	220	215,325
Anglo American Capital PLC
3.625%, 9/11/24 (a)		200	188,030
3.75%, 4/10/22 (a)		280	273,984
4.875%, 5/14/25 (a)		200	197,108
Celulosa Arauco y Constitucion SA
4.50%, 8/01/24		270	265,930
Dow Chemical Co. (The)
4.375%, 11/15/42		175	153,919
4.55%, 11/30/25 (a)		214	217,268
DowDuPont, Inc.
4.205%, 11/15/23		13,315	13,613,935
4.493%, 11/15/25		375	385,806
5.319%, 11/15/38		270	278,420
Equate Petrochemical BV

	Principal Amount (000)		U.S. $ Value
3.00%, 3/03/22 (a)	U.S.$	15,619	$15,072,335
4.25%, 11/03/26 (a)		200	193,500
Glencore Finance Canada Ltd.
4.95%, 11/15/21 (a)		105	107,636
Glencore Finance Europe Ltd.
1.625%, 1/18/22 (a)	EUR	5,220	6,018,374
1.75%, 3/17/25 (a)		2,383	2,614,950
1.875%, 9/13/23 (a)		2,728	3,117,073
3.375%, 9/30/20 (a)		655	784,546
Glencore Funding LLC
4.00%, 3/27/27 (a)	U.S.$	2,431	2,210,207
4.125%, 5/30/23 (a)		1,767	1,749,471
4.625%, 4/29/24 (a)		4,507	4,492,217
GTL Trade Finance, Inc./Gerdau Holdings, Inc.
5.893%, 4/29/24 (a)		782	811,325
Inversiones CMPC SA
4.375%, 4/04/27 (a)		265	253,006
Mexichem SAB de CV
4.00%, 10/04/27 (a)		280	253,750
Mosaic Co. (The)
4.25%, 11/15/23		286	287,573
Nutrien Ltd.
3.375%, 3/15/25		105	98,904
SABIC Capital II BV
4.00%, 10/10/23 (a)		9,776	9,738,372
Vale Overseas Ltd.
6.25%, 8/10/26		210	226,800
Yamana Gold, Inc.
4.625%, 12/15/27		225	208,007
4.95%, 7/15/24		3,336	3,254,401

			67,282,172

Capital Goods - 0.1%
3M Co.
4.00%, 9/14/48		135	133,997
CNH Industrial Capital LLC
4.375%, 4/05/22		102	102,553
General Electric Co.
Series D
5.00%, 1/21/21 (e)		3,300	2,534,196
Series G
6.875%, 1/10/39		175	183,056
United Technologies Corp.
3.95%, 8/16/25		264	262,177
Wabtec Corp.
4.15%, 3/15/24		4,990	4,809,786

			8,025,765

Communications - Media - 0.5%
21st Century Fox America, Inc.
5.40%, 10/01/43		230	265,562

	Principal Amount (000)		U.S. $ Value
CBS Corp.
3.375%, 2/15/28	U.S.$	85	$76,778
3.50%, 1/15/25		55	52,120
5.50%, 5/15/33		85	88,637
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20		4,300	4,294,599
4.908%, 7/23/25		13,384	13,285,039
5.75%, 4/01/48		165	154,376
Comcast Corp.
3.15%, 2/15/28		233	218,639
3.40%, 7/15/46		180	148,741
3.90%, 3/01/38		280	259,301
4.25%, 1/15/33		350	348,086
4.60%, 10/15/38		220	222,552
4.70%, 10/15/48		220	222,615
4.75%, 3/01/44		100	101,052
Cox Communications, Inc.
2.95%, 6/30/23 (a)		2,794	2,689,337
4.50%, 6/30/43 (a)		160	132,952
Discovery Communications LLC
3.95%, 3/20/28		144	133,466
Interpublic Group of Cos., Inc. (The)
3.75%, 10/01/21		136	136,843
Myriad International Holdings BV
6.00%, 7/18/20 (a)		5,287	5,436,183
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 4/15/26		201	190,580
3.65%, 11/01/24		110	106,747
Thomson Reuters Corp.
4.30%, 11/23/23		445	458,594
Time Warner Cable LLC
4.50%, 9/15/42		100	79,481
6.55%, 5/01/37		105	106,146
Viacom, Inc.
5.625%, 9/15/19		10	10,127
Walt Disney Co. (The)
Series G
4.125%, 6/01/44		110	108,870
Warner Media LLC
2.95%, 7/15/26		120	106,908
3.55%, 6/01/24		6,274	6,075,409
3.60%, 7/15/25		150	142,308
4.05%, 12/15/23		215	215,519
4.85%, 7/15/45		115	103,758
WPP Finance 2010
4.75%, 11/21/21		693	705,480

			36,676,805

Communications - Telecommunications - 0.5%
AT&T, Inc.
3.40%, 5/15/25		5,641	5,314,002
4.125%, 2/17/26		5,849	5,719,632
4.75%, 5/15/46		112	99,556
4.80%, 6/15/44		70	62,789
5.15%, 2/15/50		200	185,232
5.45%, 3/01/47		288	280,825
British Telecommunications PLC
9.625%, 12/15/30		150	202,992

	Principal Amount (000)		U.S. $ Value
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	5,000	$3,752,813
SK Telecom Co., Ltd.
3.75%, 4/16/23 (a)	U.S.$	275	275,828
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)		17,360	17,039,691
Verizon Communications, Inc.
2.625%, 8/15/26		420	380,446
3.376%, 2/15/25		170	164,905
3.85%, 11/01/42		255	220,236
4.125%, 3/16/27		110	110,163
4.272%, 1/15/36		139	130,654
4.329%, 9/21/28		277	278,013
4.522%, 9/15/48		215	201,382
4.862%, 8/21/46		250	245,985
Vodafone Group PLC
2.95%, 2/19/23		225	216,166
4.125%, 5/30/25		298	294,154
6.15%, 2/27/37		30	31,657

			35,207,121

Consumer Cyclical - Automotive - 0.8%
Ford Motor Credit Co. LLC
3.20%, 1/15/21		275	266,681
3.664%, 9/08/24		1,455	1,305,713
3.81%, 1/09/24		4,039	3,701,558
General Motors Co.
4.20%, 10/01/27		4,950	4,480,779
5.95%, 4/01/49		170	153,800
General Motors Financial Co., Inc.
3.50%, 11/07/24		570	521,663
3.70%, 5/09/23		2,606	2,494,197
4.35%, 4/09/25		475	451,947
Hyundai Capital America
1.75%, 9/27/19 (a)		220	217,556
2.55%, 4/03/20 (a)		177	174,896
Volkswagen Bank GmbH
1.25%, 6/10/24 (a)	EUR	15,200	16,838,375
Volkswagen Group of America Finance LLC
4.625%, 11/13/25 (a)	U.S.$	270	267,797
Volkswagen International Finance NV
Series 10Y
1.875%, 3/30/27 (a)	EUR	9,100	9,881,101
Volkswagen Leasing GmbH
2.625%, 1/15/24 (a)		8,245	9,818,436

			50,574,499

Consumer Cyclical - Entertainment - 0.5%
Carnival Corp.
1.625%, 2/22/21		26,900	31,645,282

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.0%
Marriott International, Inc./MD
Series AA
4.65%, 12/01/28	U.S.$	215	$213,888
Owens Corning
7.00%, 12/01/36		50	56,002

			269,890
Consumer Cyclical - Restaurants - 0.0%
Starbucks Corp.
4.50%, 11/15/48		115	107,229

Consumer Cyclical - Retailers - 0.0%
Home Depot, Inc. (The)
5.40%, 9/15/40		90	104,131
5.875%, 12/16/36		90	108,055
Lowe’s Cos., Inc.
3.70%, 4/15/46		115	93,903
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		430	423,422

			729,511

Consumer Non-Cyclical - 2.3%
AbbVie, Inc.
3.20%, 5/14/26		235	217,665
3.60%, 5/14/25		538	517,178
4.45%, 5/14/46		115	101,083
4.70%, 5/14/45		100	91,419
4.875%, 11/14/48		183	170,785
Ahold Finance USA LLC
6.875%, 5/01/29		4,809	5,630,055
Allergan Funding SCS
3.85%, 6/15/24		220	216,586
Altria Group, Inc.
3.875%, 9/16/46		230	175,379
4.25%, 8/09/42		115	92,681
AmerisourceBergen Corp.
4.30%, 12/15/47		171	145,706
Amgen, Inc.
4.40%, 5/01/45		420	393,514
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 2/01/46 (a)		390	360,860
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 4/15/38		220	196,891
4.60%, 4/15/48		158	141,392
BAT Capital Corp.
3.222%, 8/15/24		285	262,146
Bayer US Finance II LLC
2.85%, 4/15/25 (a)		275	249,263
Becton Dickinson and Co.
2.894%, 6/06/22		110	106,493
3.363%, 6/06/24		105	100,530
3.734%, 12/15/24		463	447,683
Biogen, Inc.
5.20%, 9/15/45		140	143,506
Bunge Ltd. Finance Corp.
3.50%, 11/24/20		174	173,251

	Principal Amount (000)		U.S. $ Value
Cardinal Health, Inc.
3.079%, 6/15/24	U.S.$	275	$259,764
3.41%, 6/15/27		130	118,129
Celgene Corp.
2.75%, 2/15/23		11,565	11,096,860
3.25%, 2/20/23		12,995	12,714,022
3.45%, 11/15/27		13,752	12,519,449
3.625%, 5/15/24		220	214,648
3.875%, 8/15/25		275	265,225
4.55%, 2/20/48		105	91,254
Cigna Corp.
3.75%, 7/15/23 (a)		6,435	6,419,209
4.125%, 11/15/25 (a)		7,800	7,783,425
4.375%, 10/15/28 (a)		165	165,780
Constellation Brands, Inc.
4.40%, 11/15/25		375	377,296
CVS Health Corp.
3.875%, 7/20/25		440	429,093
4.10%, 3/25/25		13,945	13,802,566
4.30%, 3/25/28		13,675	13,383,107
4.78%, 3/25/38		490	470,943
Express Scripts Holding Co.
3.00%, 7/15/23		88	84,654
3.40%, 3/01/27		130	120,619
3.50%, 6/15/24		137	132,972
4.80%, 7/15/46		115	109,754
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (a)		200	206,841
General Mills, Inc.
3.459% (LIBOR 3 Month + 1.01%), 10/17/23 (d)		110	108,098
4.00%, 4/17/25		330	325,239
Gilead Sciences, Inc.
4.15%, 3/01/47		110	101,000
4.50%, 2/01/45		220	211,675
4.60%, 9/01/35		210	209,760
Imperial Brands Finance PLC
2.95%, 7/21/20 (a)		250	246,288
Keurig Dr. Pepper, Inc.
4.057%, 5/25/23 (a)		270	269,187
4.417%, 5/25/25 (a)		270	266,857
Kraft Heinz Foods Co.
3.95%, 7/15/25		335	323,664
4.00%, 6/15/23		435	434,052
4.375%, 6/01/46		155	128,248
Laboratory Corp. of America Holdings
3.60%, 2/01/25		100	96,080
Leisureworld Senior Care LP Series B
3.474%, 2/03/21	CAD	7,675	5,670,572
McKesson Corp.
4.75%, 5/30/29	U.S.$	160	161,165
Medtronic, Inc.
4.375%, 3/15/35		150	153,557
4.625%, 3/15/45		105	110,404

	Principal Amount (000)		U.S. $ Value
Mylan, Inc.
3.125%, 1/15/23 (a)	U.S.$	100	$93,891
4.20%, 11/29/23		105	102,400
Pfizer, Inc.
4.10%, 9/15/38		165	165,689
4.125%, 12/15/46		155	155,578
7.20%, 3/15/39		80	111,445
Philip Morris International, Inc.
4.25%, 11/10/44		320	290,867
Reckitt Benckiser Treasury Services PLC
2.75%, 6/26/24 (a)		290	271,801
Reynolds American, Inc.
4.45%, 6/12/25		8,780	8,444,911
Smithfield Foods, Inc.
3.35%, 2/01/22 (a)		113	111,947
Stryker Corp.
2.625%, 3/15/21		68	67,099
Takeda Pharmaceutical Co., Ltd.
1.125%, 11/21/22 (a)	EUR	20,610	23,759,935
4.40%, 11/26/23 (a)	U.S.$	16,719	16,878,683
Tyson Foods, Inc.
5.10%, 9/28/48		72	69,295
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/23		107	105,456
4.45%, 8/15/45		110	100,734

			150,245,253
Energy - 1.7%
Anadarko Finance Co.
Series B
7.50%, 5/01/31		50	58,063
Anadarko Petroleum Corp.
6.20%, 3/15/40		115	120,132
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22		220	213,017
Apache Corp.
7.75%, 12/15/29		60	71,170
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/47		110	90,606
Boardwalk Pipelines LP
4.95%, 12/15/24		100	100,339
Canadian Natural Resources Ltd.
2.95%, 1/15/23		390	372,918
3.80%, 4/15/24		110	107,781
Cenovus Energy, Inc.
3.00%, 8/15/22		115	109,010
4.25%, 4/15/27		471	428,890
ConocoPhillips
6.50%, 2/01/39		125	154,682
Continental Resources, Inc./OK
3.80%, 6/01/24		110	103,949
4.50%, 4/15/23		388	380,881
Crescent Point Energy Corp.
5.13%, 4/14/21 (g)(h)		15,250	15,529,023
Devon Energy Corp.
3.25%, 5/15/22		360	350,753

	Principal Amount (000)		U.S. $ Value
Ecopetrol SA
5.875%, 9/18/23	U.S.$	160	$166,360
Enbridge Energy Partners LP
4.375%, 10/15/20		100	100,978
5.875%, 10/15/25		160	173,482
9.875%, 3/01/19		205	207,101
Encana Corp.
3.90%, 11/15/21		170	169,955
Energy Transfer Operating LP
4.65%, 6/01/21		2,850	2,890,005
6.05%, 6/01/41		85	81,672
Energy Transfer Partners LP
4.90%, 2/01/24		2,700	2,715,841
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		155	154,617
5.00%, 10/01/22		105	107,074
Eni SpA
Series X-R
4.00%, 9/12/23 (a)		200	197,112
Enterprise Products Operating LLC
4.25%, 2/15/48		165	147,624
4.80%, 2/01/49		110	106,437
5.10%, 2/15/45		125	124,391
Exxon Mobil Corp.
4.114%, 3/01/46		135	137,069
Hess Corp.
4.30%, 4/01/27		5,605	5,138,126
7.125%, 3/15/33		60	63,774
Husky Energy, Inc.
3.95%, 4/15/22		115	115,209
4.00%, 4/15/24		115	113,137
Kerr-McGee Corp.
6.95%, 7/01/24		90	99,913
Kinder Morgan Energy Partners LP
3.45%, 2/15/23		140	136,845
4.30%, 5/01/24		380	381,960
7.30%, 8/15/33		90	105,112
Kinder Morgan, Inc./DE
5.05%, 2/15/46		222	206,406
Marathon Oil Corp.
6.80%, 3/15/32		277	304,383
Marathon Petroleum Corp.
4.75%, 12/15/23 (a)		260	266,822
5.125%, 12/15/26 (a)		200	204,179
5.85%, 12/15/45		67	66,556
6.50%, 3/01/41		139	149,549
MPLX LP
4.875%, 12/01/24		100	101,946
Noble Energy, Inc.
3.85%, 1/15/28		263	238,954
3.90%, 11/15/24		15,277	14,737,508
Occidental Petroleum Corp.
4.20%, 3/15/48		279	266,431
Oleoducto Central SA
4.00%, 5/07/21 (a)		3,210	3,157,837
ONEOK Partners LP
4.90%, 3/15/25		145	146,964

	Principal Amount (000)		U.S. $ Value
ONEOK, Inc.
4.55%, 7/15/28	U.S.$	215	$212,099
5.20%, 7/15/48		110	105,119
Peru LNG Srl
5.375%, 3/22/30 (a)		275	266,076
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		11,321	10,735,217
3.85%, 10/15/23		5,943	5,747,386
4.65%, 10/15/25		150	146,907
Sabine Pass Liquefaction LLC
4.20%, 3/15/28		160	152,236
5.75%, 5/15/24		14,000	14,626,220
Shell International Finance BV
4.375%, 5/11/45		210	215,084
Spectra Energy Partners LP
3.50%, 3/15/25		85	81,069
4.60%, 6/15/21		330	335,660
Suncor Energy, Inc.
3.60%, 12/01/24		150	146,797
6.50%, 6/15/38		76	87,650
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26		246	225,084
4.25%, 4/01/24		9,200	9,011,317
5.40%, 10/01/47		100	90,157
Tengizchevroil Finance Co. International Ltd.
4.00%, 8/15/26 (a)		6,019	5,545,004
TransCanada PipeLines Ltd.
6.20%, 10/15/37		95	104,442
Valero Energy Corp.
3.40%, 9/15/26		90	82,556
6.625%, 6/15/37		100	110,216
Western Gas Partners LP
4.50%, 3/01/28		110	103,103
4.75%, 8/15/28		66	63,082
Williams Cos., Inc. (The)
3.60%, 3/15/22		275	270,219
3.90%, 1/15/25		4,098	3,977,076
4.00%, 11/15/21		2,603	2,611,075
4.50%, 11/15/23		4,465	4,494,210

			111,217,604

Other Industrial - 0.0%
Alfa SAB de CV
5.25%, 3/25/24 (a)		200	198,500

Services - 0.2%
Amazon.com, Inc.
3.875%, 8/22/37		120	116,727
4.05%, 8/22/47		300	294,005
Expedia Group, Inc.
3.80%, 2/15/28		9,455	8,582,341
IHS Markit Ltd.
4.00%, 3/01/26 (a)		98	91,594
4.125%, 8/01/23		255	252,484
4.75%, 8/01/28		109	106,391

	Principal Amount (000)		U.S. $ Value
Moody’s Corp.
4.25%, 2/01/29	U.S.$	265	$269,934
4.875%, 2/15/24		145	152,204
RELX Capital, Inc.
8.625%, 1/15/19		30	30,051
S&P Global, Inc.
4.50%, 5/15/48		160	157,586
Total System Services, Inc.
3.75%, 6/01/23		100	98,908
3.80%, 4/01/21		109	109,141
4.00%, 6/01/23		181	180,709

			10,442,075
Technology - 0.7%
Analog Devices, Inc.
3.125%, 12/05/23		280	271,338
Apple, Inc.
3.45%, 2/09/45		575	509,433
4.375%, 5/13/45		145	147,797
4.65%, 2/23/46		125	132,163
Applied Materials, Inc.
4.35%, 4/01/47		105	102,697
Baidu, Inc.
2.875%, 7/06/22		275	267,696
3.875%, 9/29/23		200	199,316
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		3,109	2,939,933
3.875%, 1/15/27		6,978	6,256,740
Cisco Systems, Inc.
5.50%, 1/15/40		90	106,248
5.90%, 2/15/39		75	92,674
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (a)		2,839	2,892,969
6.02%, 6/15/26 (a)		1,996	2,005,453
Fidelity National Information Services, Inc.
0.40%, 1/15/21	EUR	5,093	5,846,637
3.875%, 6/05/24	U.S.$	68	67,936
Series 30Y
4.75%, 5/15/48		110	103,147
Intel Corp.
3.734%, 12/08/47		305	283,017
Juniper Networks, Inc.
4.50%, 3/15/24		150	150,972
KLA-Tencor Corp.
4.65%, 11/01/24		11,238	11,508,600
Microsoft Corp.
3.45%, 8/08/36		540	512,718
3.70%, 8/08/46		275	264,022
Series 30Y
4.25%, 2/06/47		130	136,435
NXP BV/NXP Funding LLC
4.125%, 6/01/21 (a)		275	271,960
5.55%, 12/01/28 (a)		215	219,632
Oracle Corp.
3.90%, 5/15/35		190	181,782
4.00%, 11/15/47		430	400,329
5.375%, 7/15/40		150	167,488

	Principal Amount (000)		U.S. $ Value
QUALCOMM, Inc.
2.60%, 1/30/23	U.S.$	270	$259,664
4.30%, 5/20/47		115	102,368
Seagate HDD Cayman
4.75%, 6/01/23-1/01/25		5,206	4,670,166
4.875%, 3/01/24		3,611	3,285,735
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		5,087	5,090,754
VMware, Inc.
2.95%, 8/21/22		88	83,955

			49,531,774

Transportation - Airlines - 0.1%
Southwest Airlines Co. Pass-Through Trust
Series 07-1
6.15%, 8/01/22		4,264	4,456,361

Transportation - Railroads - 0.0%
CSX Corp.
3.80%, 11/01/46		230	203,604
4.40%, 3/01/43		100	96,268

			299,872

Transportation - Services - 0.4%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (a)		12,115	11,950,068
4.00%, 7/30/27 (a)		12,637	11,272,621
Aviation Capital Group LLC
3.875%, 5/01/23 (a)		270	264,676
Pacific National Finance Pty Ltd.
4.625%, 9/23/20 (a)		1,501	1,520,384
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.90%, 2/01/24 (a)		270	267,323

			25,275,072

			582,184,785

Utility - 0.7%
Electric - 0.6%
Abu Dhabi National Energy Co. PJSC
4.375%, 4/23/25 (a)		275	272,250
Adani Transmission Ltd.
4.00%, 8/03/26 (a)		14,855	12,712,653
AEP Transmission Co. LLC
3.75%, 12/01/47		110	100,437
Berkshire Hathaway Energy Co.
3.80%, 7/15/48		120	107,324
4.50%, 2/01/45		150	149,951
Duke Energy Corp.
3.75%, 9/01/46		295	256,430
3.95%, 8/15/47		110	98,927
Duke Energy Florida LLC
6.40%, 6/15/38		150	189,739

	Principal Amount (000)		U.S. $ Value
EDP Finance BV
4.125%, 1/15/20 (a)	U.S.$	142	$142,735
Enel Americas SA
4.00%, 10/25/26		91	84,857
Enel Chile SA
4.875%, 6/12/28		75	74,397
Enel Finance International NV
3.625%, 5/25/27 (a)		225	197,367
4.25%, 9/14/23 (a)		14,191	13,831,045
Enel Generacion Chile SA
4.25%, 4/15/24		100	98,001
Entergy Corp.
4.00%, 7/15/22		174	175,013
Exelon Corp.
5.15%, 12/01/20		409	417,741
5.625%, 6/15/35		55	59,759
Kallpa Generacion SA
4.125%, 8/16/27 (a)		200	184,500
Monongahela Power Co.
4.10%, 4/15/24 (a)		3,231	3,315,445
Oncor Electric Delivery Co. LLC
7.00%, 5/01/32		175	226,816
Pacific Gas & Electric Co.
3.50%, 6/15/25		195	167,704
Southern Co. (The)
3.25%, 7/01/26		115	107,540
Southern Power Co.
Series F
4.95%, 12/15/46		160	148,700
TECO Finance, Inc.
5.15%, 3/15/20		2,970	3,027,309
Union Electric Co.
6.70%, 2/01/19		2,019	2,024,142
Wisconsin Electric Power Co.
4.25%, 12/15/19		35	35,354

			38,206,136

Natural Gas - 0.1%
CenterPoint Energy Resources Corp.
4.10%, 9/01/47		107	98,232
NiSource, Inc.
3.95%, 3/30/48		110	96,546
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		6,500	6,587,239

			6,782,017

			44,988,153

Total Corporates - Investment Grade (cost $1,370,378,728)			1,334,508,670

MORTGAGE PASS-THROUGHS - 8.1%
Agency Fixed Rate 30-Year - 7.9%
Federal Home Loan Mortgage Corp. Gold
Series 2018
4.00%, 12/01/48		32,940	33,583,361
4.50%, 11/01/48		32,358	33,497,214

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association
Series 2005
5.50%, 2/01/35	U.S.$	17	$18,053
Series 2007
5.50%, 9/01/36-8/01/37		23	24,716
Series 2008
5.50%, 3/01/37-5/01/38		2,196	2,359,627
Series 2009
5.00%, 12/01/39		16	17,136
Series 2017
3.50%, 6/01/47-1/01/48		21,250	21,252,046
Series 2018
3.50%, 1/01/48-6/01/48		111,470	111,514,562
4.00%, 8/01/48-9/01/48		90,252	92,363,610
4.50%, 9/01/48-12/01/48		105,103	109,624,134
Series 2019
4.00%, 1/01/49, TBA		4,596	4,684,689
4.50%, 1/01/49, TBA		43,496	45,025,154
5.00%, 1/01/49, TBA		64,280	67,313,212

			521,277,514

Other Agency Fixed Rate Programs - 0.2%
Canadian Mortgage Pools
6.125%, 12/01/24	CAD	13,627	11,525,563

Total Mortgage Pass-Throughs (cost $530,090,951)			532,803,077

INFLATION-LINKED SECURITIES - 6.2%
Japan - 5.2%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	6,598,020	62,164,058
Series 22
0.10%, 3/10/27		9,416,870	88,753,044
Series 23
0.10%, 3/10/28		20,488,847	192,918,559

			343,835,661

New Zealand - 0.3%
New Zealand Government Inflation Linked Bond Series 925
2.00%, 9/20/25 (a)	NZD	20,554	15,636,098

United States - 0.7%
U.S. Treasury Inflation Index
0.125%, 7/15/26 (TIPS)	U.S.$	16,173	15,193,659
1.875%, 7/15/19 (TIPS) (b)		32,239	32,142,355

			47,336,014
Total Inflation-Linked Securities (cost $406,372,107)			406,807,773

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 5.4%
Financial Institutions - 2.8%
Banking - 2.6%
Allied Irish Banks PLC
Series E
7.375%, 12/03/20 (a)(e)	EUR	1,033	$1,230,902
American Express Co.
Series C
4.90%, 3/15/20 (e)		U.S.$114	109,512
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (a)(e)	EUR	10,600	11,533,245
Banco Santander SA
6.25%, 9/11/21 (a)(e)		8,300	9,330,628
6.375%, 5/19/19 (a)(e)		U.S.$200	191,232
6.75%, 4/25/22 (a)(e)	EUR	2,300	2,678,047
Barclays Bank PLC
6.86%, 6/15/32 (a)(e)		U.S.$37	38,175
Barclays PLC
5.20%, 5/12/26		5,621	5,409,920
7.875%, 3/15/22 (a)(e)		400	400,093
8.00%, 12/15/20 (e)	EUR	10,585	12,779,631
CaixaBank SA
6.75%, 6/13/24 (a)(e)		2,800	3,240,428
CIT Group, Inc.
4.125%, 3/09/21	U.S.$	106	104,678
5.25%, 3/07/25		4,655	4,564,400
Citigroup, Inc.
5.95%, 1/30/23 (e)		1,644	1,494,105
Series O
5.875%, 3/27/20 (e)		75	72,906
Series P
5.95%, 5/15/25 (e)		2,793	2,541,630
Series Q
5.95%, 8/15/20 (e)		5,299	5,121,483
Citizens Financial Group, Inc.
Series A
5.50%, 4/06/20 (e)		33	32,192
Credit Suisse Group AG
6.25%, 12/18/24 (a)(e)		11,489	10,889,251
7.50%, 7/17/23-12/11/23 (a)(e)		9,237	9,263,267
Danske Bank A/S
Series E
5.875%, 4/06/22 (a)(e)	EUR	12,180	13,967,934
Goldman Sachs Group, Inc. (The)
Series L
5.70%, 5/10/19 (e)		U.S.$14	13,700
Series M
5.375%, 5/10/20 (e)		6,614	6,380,612
Series P
5.00%, 11/10/22 (e)		8,935	7,526,772
ING Groep NV
6.875%, 4/16/22 (a)(e)		422	419,561
Intesa Sanpaolo SpA

	Principal Amount (000)		U.S. $ Value
3.928%, 9/15/26 (a)	EUR	707	$810,436
5.017%, 6/26/24 (a)		U.S.$6,963	6,297,316
Lloyds Banking Group PLC
6.657%, 5/21/37 (a)(e)		129	127,095
Morgan Stanley
Series J
5.55%, 7/15/20 (e)		97	94,632
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (e)		8,654	8,959,815
Series U
5.123% (LIBOR 3 Month + 2.32%), 9/30/27 (d)(e)		3,700	3,315,274
Skandinaviska Enskilda Banken AB
5.625%, 5/13/22 (a)(e)		5,200	4,930,900
5.75%, 5/13/20 (a)(e)		215	209,682
Societe Generale SA
7.375%, 9/13/21 (a)(e)		15,091	14,800,779
Standard Chartered PLC
4.03% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(d)(e)		200	156,344
SunTrust Banks, Inc.
5.625%, 12/15/19 (e)		8,001	7,914,941
Series H
5.125%, 12/15/27 (e)		108	91,538
UBS Group Funding Switzerland AG
6.875%, 3/22/21 (a)(e)		12,055	12,083,872
7.125%, 2/19/20-8/10/21 (a)(e)		853	863,976

			169,990,904

Brokerage - 0.0%
LPL Holdings, Inc.
5.75%, 9/15/25 (a)		94	88,125

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		8,420	8,132,769
8.00%, 3/25/20		410	416,987

			8,549,756

Insurance - 0.1%
Voya Financial, Inc.
4.70%, 1/23/48		225	182,717
5.65%, 5/15/53		10,120	9,502,356

			9,685,073

			188,313,858

Industrial - 2.4%
Basic - 0.0%
FMG Resources (August 2006) Pty Ltd.
5.125%, 5/15/24 (a)		165	153,042

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22 (a)	U.S.$	200	$189,384
Tervita Escrow Corp.
7.625%, 12/01/21 (a)		74	70,453

			259,837

Communications - Media - 0.1%
Altice France SA/France
7.375%, 5/01/26 (a)		7,208	6,612,165
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/01/28 (a)		110	101,189
TEGNA, Inc.
4.875%, 9/15/21 (a)		100	99,026

			6,812,380

Communications - Telecommunications - 0.1%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		3,975	3,959,191
Series T
5.80%, 3/15/22		5,612	5,389,726
Qwest Corp.
6.75%, 12/01/21		150	153,123

			9,502,040

Consumer Cyclical - Other - 0.2%
International Game Technology PLC
4.75%, 2/15/23 (a)	EUR	4,080	4,959,389
6.50%, 2/15/25 (a)	U.S.$	3,090	3,066,152
PulteGroup, Inc.
5.00%, 1/15/27		38	34,580
6.375%, 5/15/33		26	23,790
7.875%, 6/15/32		11	11,420
Wyndham Destinations, Inc.
4.25%, 3/01/22		3,300	3,158,288

			11,253,619

Consumer Cyclical-Retailers - 0.0%
Group 1 Automotive, Inc.
5.25%, 12/15/23 (a)		90	84,096

Consumer Non - Cyclical - 0.5%
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)		4,459	3,399,987
Endo Finance LLC
5.75%, 1/15/22 (a)		100	83,256
HCA, Inc.
5.375%, 9/01/26		5,246	5,103,435
5.625%, 9/01/28		5,120	4,949,371

	Principal Amount (000)		U.S. $ Value
Spectrum Brands, Inc.
5.75%, 7/15/25	U.S.$	9,505	$9,029,389
Tenet Healthcare Corp.
4.375%, 10/01/21		3,911	3,786,654
4.50%, 4/01/21		5,670	5,550,164

			31,902,256

Energy - 1.1%
Antero Resources Corp.
5.125%, 12/01/22		10,343	9,721,924
California Resources Corp.
5.50%, 9/15/21		363	260,740
8.00%, 12/15/22 (a)		972	657,231
Cheniere Energy Partners LP
5.25%, 10/01/25		8,613	8,023,871
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		2,055	1,147,600
7.875%, 8/15/25		55	45,659
Energy Transfer LP
4.25%, 3/15/23		10,290	9,923,450
EnLink Midstream Partners LP
4.15%, 6/01/25		10,425	9,382,844
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		4,935	4,798,034
Nabors Industries, Inc.
5.50%, 1/15/23		6,040	4,785,377
Newfield Exploration Co.
5.375%, 1/01/26		65	64,339
5.625%, 7/01/24		145	147,132
PDC Energy, Inc.
5.75%, 5/15/26		7,561	6,701,375
QEP Resources, Inc.
5.25%, 5/01/23		3,577	3,178,415
Range Resources Corp.
5.00%, 8/15/22-3/15/23		159	141,485
SandRidge Energy, Inc.
7.50%, 2/15/23 (g)(h)(i)(j)		1,894	0
SM Energy Co.
6.625%, 1/15/27		3,214	2,844,409
Southern Star Central Corp.
5.125%, 7/15/22 (a)		5,000	4,800,000
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23		8,352	8,159,512

			74,783,397

Other Industrial - 0.0%
Belden, Inc.
3.375%, 7/15/27 (a)	EUR	527	549,481
ProGroup AG
3.00%, 3/31/26 (a)		484	533,114

			1,082,595

	Principal Amount (000)		U.S. $ Value
Services - 0.1%
Aramark Services, Inc.
5.00%, 2/01/28 (a)	U.S.$	5,227	$4,888,426

Technology - 0.1%
Western Digital Corp.
4.75%, 2/15/26		10,309	8,942,862

Transportation - Services - 0.2%
Europcar Mobility Group
5.75%, 6/15/22 (a)	EUR	3,715	4,312,698
Herc Rentals, Inc.
7.75%, 6/01/24 (a)	U.S.$	774	806,677
Hertz Corp. (The)
5.50%, 10/15/24 (a)		5,860	4,293,329
Loxam SAS
4.25%, 4/15/24 (a)	EUR	1,564	1,806,676

			11,219,380

			160,883,930

Utility - 0.2%
Electric - 0.2%
AES Corp./VA
4.00%, 3/15/21	U.S.$	10,389	10,212,501

Total Corporates - Non-Investment Grade (cost $386,424,065)			359,410,289

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.3%
Risk Share Floating Rate - 4.1%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.856% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(d)		5,745	5,774,028
Eagle RE Ltd.
Series 2018-1, Class M1
3.98% (LIBOR 1 Month + 1.70%), 11/25/28 (a)(d)		14,073	14,053,175
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
9.656% (LIBOR 1 Month + 7.15%), 7/25/23 (d)		5,232	6,102,923
Series 2013-DN2, Class M2
6.756% (LIBOR 1 Month + 4.25%), 11/25/23 (d)		5,320	5,793,435
Series 2014-DN1, Class M2
4.706% (LIBOR 1 Month + 2.20%), 2/25/24 (d)		4,581	4,665,418
Series 2014-DN1, Class M3
7.006% (LIBOR 1 Month + 4.50%), 2/25/24 (d)		4,290	4,809,931
Series 2014-DN3, Class M3
6.506% (LIBOR 1 Month + 4.00%), 8/25/24(d)		11,272	12,116,404

	Principal Amount (000)		U.S. $ Value
Series 2014-HQ2, Class M3
6.256% (LIBOR 1 Month + 3.75%), 9/25/24 (d)	U.S.$	1,595	$1,754,909
Series 2014-HQ3, Class M3
7.256% (LIBOR 1 Month + 4.75%), 10/25/24 (d)		5,733	6,283,602
Series 2015-DN1, Class M3
6.656% (LIBOR 1 Month + 4.15%), 1/25/25 (d)		9,215	9,788,659
Series 2015-DNA2, Class M2
5.106% (LIBOR 1 Month + 2.60%), 12/25/27 (d)		3,507	3,555,636
Series 2015-DNA3, Class M3
7.206% (LIBOR 1 Month + 4.70%), 4/25/28 (d)		2,209	2,549,037
Series 2015-HQ1, Class M2
4.706% (LIBOR 1 Month + 2.20%), 3/25/25 (d)		234	234,119
Series 2015-HQ1, Class M3
6.306% (LIBOR 1 Month + 3.80%), 3/25/25 (d)		2,555	2,691,425
Series 2015-HQA1, Class M2
5.156% (LIBOR 1 Month + 2.65%), 3/25/28 (d)		3,229	3,270,272
Series 2015-HQA1, Class M3
7.206% (LIBOR 1 Month + 4.70%), 3/25/28 (d)		2,080	2,322,921
Series 2015-HQA2, Class M2
5.306% (LIBOR 1 Month + 2.80%), 5/25/28 (d)		4,581	4,670,692
Series 2015-HQA2, Class M3
7.306% (LIBOR 1 Month + 4.80%), 5/25/28 (d)		9,364	10,647,277
Series 2016-DNA1, Class M2
5.406% (LIBOR 1 Month + 2.90%), 7/25/28 (d)		2,238	2,277,396
Series 2016-DNA2, Class M3
7.156% (LIBOR 1 Month + 4.65%), 10/25/28 (d)		2,907	3,268,820
Series 2016-DNA3, Class M2
4.506% (LIBOR 1 Month + 2.00%), 12/25/28 (d)		1,699	1,714,488
Series 2016-DNA4, Class M2
3.806% (LIBOR 1 Month + 1.30%), 3/25/29 (d)		2,130	2,132,002
Series 2016-HQA1, Class M3
8.856% (LIBOR 1 Month + 6.35%), 9/25/28 (d)		4,984	5,934,410
Series 2017-DNA2, Class M2
5.956% (LIBOR 1 Month + 3.45%), 10/25/29 (d)		7,204	7,624,292
Series 2017-HQA3, Class M2
4.856% (LIBOR 1 Month + 2.35%), 4/25/30 (d)		4,105	4,074,383

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
7.756% (LIBOR 1 Month + 5.25%), 10/25/23 (d)	U.S.$	1,484	$1,660,953
Series 2014-C01, Class M2
6.906% (LIBOR 1 Month + 4.40%), 1/25/24 (d)		2,563	2,833,653
Series 2014-C04, Class 1M2
7.406% (LIBOR 1 Month + 4.90%), 11/25/24 (d)		9,747	10,878,991
Series 2014-C04, Class 2M2
7.506% (LIBOR 1 Month + 5.00%), 11/25/24 (d)		11,440	12,632,341
Series 2015-C01, Class 1M2
6.806% (LIBOR 1 Month + 4.30%), 2/25/25 (d)		10,607	11,455,380
Series 2015-C01, Class 2M2
7.056% (LIBOR 1 Month + 4.55%), 2/25/25 (d)		6,384	6,809,905
Series 2015-C02, Class 1M2
6.506% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		4,558	4,881,363
Series 2015-C02, Class 2M2
6.506% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		11,019	11,741,670
Series 2015-C03, Class 1M2
7.506% (LIBOR 1 Month + 5.00%), 7/25/25 (d)		1,801	1,988,171
Series 2015-C03, Class 2M2
7.506% (LIBOR 1 Month + 5.00%), 7/25/25 (d)		13,391	14,620,005
Series 2015-C04, Class 1M2
8.206% (LIBOR 1 Month + 5.70%), 4/25/28 (d)		2,574	2,905,682
Series 2015-C04, Class 2M2
8.056% (LIBOR 1 Month + 5.55%), 4/25/28 (d)		3,607	4,012,908
Series 2016-C01, Class 1M2
9.256% (LIBOR 1 Month + 6.75%), 8/25/28 (d)		7,881	9,178,373
Series 2016-C01, Class 2M2
9.456% (LIBOR 1 Month + 6.95%), 8/25/28 (d)		3,140	3,642,991
Series 2016-C02, Class 1M2
8.506% (LIBOR 1 Month + 6.00%), 9/25/28 (d)		10,558	12,119,044
Series 2016-C03, Class 1M1
4.506% (LIBOR 1 Month + 2.00%), 10/25/28 (d)		1,504	1,516,363
Series 2016-C04, Class 1M2
6.756% (LIBOR 1 Month + 4.25%), 1/25/29 (d)		5,061	5,603,973
Series 2016-C05, Class 2M2

	Principal Amount (000)		U.S. $ Value
6.956% (LIBOR 1 Month + 4.45%), 1/25/29 (d)	U.S.$	14,307	$15,610,270
Series 2016-C07, Class 2M2
6.856% (LIBOR 1 Month + 4.35%), 5/25/29 (d)		4,656	5,042,668
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
8.006% (LIBOR 1 Month + 5.50%), 10/25/25 (a)(d)		5,397	6,086,673

			273,331,031

Non-Agency Fixed Rate - 0.2%
Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 8/01/36		2,091	1,714,888
Series 2006-26CB, Class A6
6.25%, 9/25/36		155	121,400
Series 2006-26CB, Class A8
6.25%, 9/25/36		580	453,504
Series 2006-J1, Class 1A11
5.50%, 2/25/36		1,358	1,206,133
Series 2007-15CB, Class A19
5.75%, 7/25/37		432	362,384
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (a)		2,804	2,145,691
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
3.925%, 3/25/37		377	366,618
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-3, Class A30
5.75%, 4/25/37		1,477	1,158,905
Series 2007-HY4, Class 1A1
4.058%, 9/25/47		572	530,163
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (a)		395	305,381
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		873	704,248
JP Morgan Mortgage Trust
Series 2006-S4, Class A3
6.00%, 1/25/37		639	458,275
Residential Accredit Loans, Inc. Trust
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		1,230	1,145,397
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
4.773%, 12/28/37		2,519	2,455,982

			13,128,969

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate - 0.0%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
2.756% (LIBOR 1 Month + 0.25%),
4/25/37 (d)	U.S.$	825	$408,313

Total Collateralized Mortgage Obligations (cost $270,001,909)			286,868,313

COVERED BONDS - 3.5%
Banco de Sabadell SA
0.875%, 11/12/21 (a)	EUR	2,500	2,928,849
Bank of Montreal
0.20%, 1/26/23 (a)		14,785	16,943,301
0.75%, 9/21/22 (a)		8,231	9,646,168
Bank of Nova Scotia (The)
0.75%, 9/17/21 (a)		9,465	11,069,222
BPCE SFH SA
1.00%, 2/24/25 (a)		8,800	10,428,655
Credit Suisse AG/Guernsey
0.75%, 9/17/21 (a)		23,000	26,902,748
Danske Bank A/S
0.125%, 2/14/22 (a)		13,970	16,038,860
1.25%, 6/11/21 (a)		9,195	10,869,673
DNB Boligkreditt AS
2.75%, 3/21/22 (a)		21,250	26,450,127
National Australia Bank Ltd.
1.375%, 5/28/21 (a)		8,427	9,977,691
National Bank of Canada
1.50%, 3/25/21 (a)		7,599	9,011,223
Nationwide Building Society
4.625%, 2/08/21 (a)		4,879	6,133,971
Royal Bank of Canada
1.625%, 8/04/20 (a)		8,910	10,495,628
Santander UK PLC
1.625%, 11/26/20 (a)		8,950	10,575,396
4.25%, 4/12/21 (a)		8,100	10,169,505
Swedbank Hypotek AB
1.125%, 5/21/21 (a)		9,200	10,847,598
Turkiye Vakiflar Bankasi TAO
2.375%, 5/04/21 (a)		3,299	3,619,033
UBS AG/London
1.375%, 4/16/21 (a)		10,170	12,047,557
4.00%, 4/08/22 (a)		11,063	14,306,773

Total Covered Bonds (cost $222,909,779)			228,461,978

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.6%
Non-Agency Floating Rate CMBS - 1.8%
Ashford Hospitality Trust
Series 2018-KEYS, Class A
3.455% (LIBOR 1 Month + 1.00%), 5/15/35 (a)(d)	U.S.$	14,000	$13,960,195
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.455% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(d)(j)		6,275	6,235,261
BHMS
Series 2018-ATLS, Class A
3.705% (LIBOR 1 Month + 1.25%), 7/15/35 (a)(d)		17,130	16,930,444
BX Trust
Series 2018-EXCL, Class A
3.543% (LIBOR 1 Month + 1.09%), 9/15/37 (a)(d)		11,830	11,715,470
Citigroup Commercial Mortgage Trust
Series 2015-SHP2, Class E
6.805% (LIBOR 1 Month + 4.35%), 7/15/27 (a)(d)(j)		2,315	2,310,193
CLNS Trust
Series 2017-IKPR, Class F
6.90% (LIBOR 1 Month + 4.50%), 6/11/32 (a)(d)(j)		5,743	5,669,326
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
7.055% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(d)(j)		5,886	5,893,845
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.41% (LIBOR 1 Month + 1.03%), 11/19/35 (a)(d)(j)		18,535	18,337,372
Invitation Homes Trust
Series 2018-SFR4, Class E
4.405% (LIBOR 1 Month + 1.95%), 1/17/38 (a)(d)(j)		13,925	13,927,186
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMD
4.135% (LIBOR 1 Month + 1.73%), 11/15/26 (d)(j)(k)		5,700	5,132,833
RETL
Series 2018-RVP, Class A
3.555% (LIBOR 1 Month + 1.10%), 3/15/33 (a)(d)		6,254	6,190,327
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.675% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(d)		13,850	13,448,085

			119,750,537

	Principal Amount (000)		U.S. $ Value
Non-Agency Fixed Rate CMBS - 0.8%
225 Liberty Street Trust
Series 2016-225L, Class E
4.649%, 2/10/36 (a)(j)	U.S.$	11,986	$11,512,274
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D
5.134%, 11/10/46 (a)(j)		2,783	2,728,820
Series 2014-GC23, Class D
4.505%, 7/10/47 (a)(j)		2,196	1,959,053
Commercial Mortgage Trust
Series 2013-CR6, Class D
4.086%, 3/10/46 (a)(j)		7,385	7,057,697
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		2,198	2,138,585
GS Mortgage Securities Trust
Series 2011-GC5, Class D
5.391%, 8/10/44 (a)(j)		1,000	964,447
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		4,825	4,823,291
Series 2013-GC12, Class C
4.179%, 6/10/46 (j)		4,270	4,176,574
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (j)		909	909,049
Series 2011-C5, Class D
5.406%, 8/15/46 (a)(j)		890	885,279
Series 2012-CBX, Class E
5.191%, 6/15/45 (a)(j)		4,544	4,173,656
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.667%, 11/15/48 (j)		3,145	3,091,469
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D
4.864%, 2/15/47 (a)(j)		4,250	4,035,781
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class E
4.893%, 8/15/45 (a)(j)		1,600	1,563,316
Series 2013-C18, Class D
4.706%, 12/15/46 (a)(j)		3,000	2,834,090

			52,853,381

Total Commercial Mortgage-Backed Securities (cost $173,150,448)			172,603,918

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 2.5%
Canada - 2.5%
Province of Ontario Canada
2.40%, 6/02/26	CAD	14,705	10,545,559
2.60%, 6/02/25-6/02/27		124,023	89,950,004
Province of Quebec Canada
2.75%, 9/01/25-9/01/27		82,924	61,097,475

Total Local Governments - Provincial Bonds (cost $174,269,611)			$161,593,038

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED LOAN OBLIGATIONS - 2.4%
CLO - Floating Rate - 2.4%
Black Diamond CLO Ltd.
Series 2016-1A, Class A2AR
4.258% (LIBOR 3 Month + 1.75%), 4/26/31 (a)(d)(j)	U.S.	$4,580	$4,376,378
CIFC Funding Ltd.
Series 2017-3A, Class A1
3.689% (LIBOR 3 Month + 1.22%), 7/20/30 (a)(d)(j)		1,500	1,489,572
Dryden CLO Ltd.
Series 2018-57A, Class A
3.624% (LIBOR 3 Month + 1.01%), 5/15/31 (a)(d)(j)		14,550	14,411,688
Dryden Senior Loan Fund
Series 2016-43A, Class A
4.009% (LIBOR 3 Month + 1.54%), 7/20/29 (a)(d)(j)		250	251,941
Goldentree Loan Opportunities Ltd.
Series 2015-11A, Class AR2
3.515% (LIBOR 3 Month + 1.07%), 1/18/31 (a)(d)(j)		7,079	6,945,472
Greywolf CLO V Ltd.
Series 2015-1A, Class A1R
3.65% (LIBOR 3 Month + 1.16%), 1/27/31 (a)(d)(j)		6,573	6,492,024
Greywolf CLO VI Ltd.
Series 2018-1A, Class A1
3.538% (LIBOR 3 Month + 1.03%), 4/26/31 (a)(d)(j)		5,155	5,031,429
Series 2018-1A, Class A2
4.138% (LIBOR 3 Month + 1.63%), 4/26/31 (a)(d)(j)		4,035	3,934,549
Madison Park Funding Ltd.
Series 2014-12A, Class AR
3.729% (LIBOR 3 Month + 1.26%), 7/20/26 (a)(d)(j)		322	321,465
Marble Point CLO XI Ltd.
Series 2017-2A, Class A
3.625% (LIBOR 3 Month + 1.18%), 12/18/30 (a)(d)(j)		14,519	14,337,237
Octagon Loan Funding Ltd.
Series 2014-1A, Class ARR
3.82% (LIBOR 3 Month + 1.18%), 11/18/31 (a)(d)(j)		8,984	8,876,956
OZLM Ltd.
Series 2018-18A, Class A
3.456% (LIBOR 3 Month + 1.02%), 4/15/31 (a)(d)(j)		17,040	16,665,154
Series 2018-22A, Class A1
3.519% (LIBOR 3 Month + 1.07%), 1/17/31 (a)(d)(j)		7,199	7,063,187

	Principal Amount (000)		U.S. $ Value
Rockford Tower CLO Ltd.
Series 2017-3A, Class A
3.659% (LIBOR 3 Month + 1.19%), 10/20/30 (a)(d)(j)	U.S.$	14,194	$14,017,361
Sound Point CLO XIX Ltd.
Series 2018-1A, Class A
3.436% (LIBOR 3 Month + 1.00%), 4/15/31 (a)(d)(j)		24,065	23,441,404
THL Credit Wind River CLO Ltd.
Series 2014-2A, Class AR
3.576% (LIBOR 3 Month + 1.14%), 1/15/31 (a)(d)(j)		16,285	15,991,622
Series 2017-4A, Class B
4.095% (LIBOR 3 Month + 1.45%), 11/20/30 (a)(d)(j)		6,000	5,800,050
TIAA CLO IV Ltd.
Series 2018-1A, Class A1A
3.84% (LIBOR 3 Month + 1.23%), 1/20/32 (a)(d)(j)		4,510	4,510,000
Voya CLO Ltd.
Series 2016-3A, Class A1R
3.661% (LIBOR 3 Month + 1.19%), 10/18/31 (a)(d)(j)		6,000	5,899,770

Total Collateralized Loan Obligations (cost $162,788,127)			159,857,259

GOVERNMENTS - SOVEREIGN AGENCIES - 2.0%
Canada - 2.0%
Canada Housing Trust No. 1
1.25%, 6/15/21 (a)
(cost $138,249,949)	CAD	180,605	129,799,194

GOVERNMENTS - SOVEREIGN BONDS - 1.6%
Indonesia - 1.5%
Indonesia Government International Bond
4.45%, 2/11/24	U.S.$	9,319	9,345,549
5.875%, 1/15/24 (a)		84,371	89,538,724

			98,884,273

Qatar - 0.1%
Qatar Government International Bond
3.875%, 4/23/23 (a)		7,151	7,237,591
5.25%, 1/20/20 (a)		100	102,000

			7,339,591

Total Governments - Sovereign Bonds (cost $105,648,491)			106,223,864

SUPRANATIONALS - 0.7%
European Financial Stability Facility
0.125%, 10/17/23 (a)
(cost $45,182,067)	EUR	38,629	44,398,991

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 0.6%
Angola - 0.0%
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (a)	U.S.$	2,123	$2,128,746

Costa Rica - 0.1%
Costa Rica Government International Bond
4.37%, 5/22/19 (a)		5,390	5,312,416
7.158%, 3/12/45 (a)		848	726,524

			6,038,940

Dominican Republic - 0.3%
Dominican Republic International Bond
5.95%, 1/25/27 (a)		7,617	7,565,585
7.50%, 5/06/21 (a)		9,410	9,680,538

			17,246,123

Egypt - 0.1%
Egypt Government International Bond
7.50%, 1/31/27 (a)		8,593	8,184,832

Gabon - 0.1%
Gabon Government International Bond
6.375%, 12/12/24 (a)		6,855	6,143,794

Ivory Coast - 0.0%
Ivory Coast Government International Bond
5.125%, 6/15/25 (a)	EUR	1,087	1,190,943

Total Emerging Markets - Sovereigns (cost $42,457,419)			40,933,378

BANK LOANS - 0.5%
Industrial - 0.5%
Capital Goods - 0.1%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC)
5.522% (LIBOR 1 Month + 3.00%), 8/18/24 (l)	U.S.$	3,904	3,694,816
Gardner Denver, Inc.
5.272% (LIBOR 1 Month + 2.75%), 7/30/24 (l)		1,002	965,159

			4,659,975

Consumer Cyclical - Restaurants - 0.0%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings)
5.682% (LIBOR 1 Month + 3.25%), 2/05/25 (l)		1,249	1,187,967

Consumer Non-Cyclical - 0.3%
BI-LO, LLC

	Principal Amount (000)		U.S. $ Value
10.445% (LIBOR 3 Month + 8.00%), 5/31/24 (l)	U.S.$	4,177	$3,981,909
10.616% (LIBOR 3 Month + 8.00%), 5/31/24 (l)		4,177	3,981,909
10.779% (LIBOR 3 Month + 8.00%), 5/31/24 (l)		3,984	3,798,368
Regionalcare Hospital Partners Holdings, Inc.
11/16/25 (m)		6,700	6,339,875

			18,102,061

Energy - 0.1%
California Resources Corporation
12.897% (LIBOR 1 Month + 10.38%), 12/31/21 (j)(l)		9,558	9,343,416

Other Industrial - 0.0%
American Tire Distributors, Inc.
6.636% (LIBOR 3 Month + 4.25%), 9/01/21 (l)		8	6,390

Total Bank Loans (cost $34,214,350)			33,299,809

EMERGING MARKETS - CORPORATE BONDS - 0.5%
Industrial - 0.3%
Basic - 0.0%
Elementia SAB de CV
5.50%, 1/15/25 (a)		1,972	1,814,240
Nexa Resources SA
5.375%, 5/04/27 (a)		200	193,317

			2,007,557

Capital Goods - 0.0%
Ferreycorp SAA
4.875%, 4/26/20 (a)		299	298,848
Odebrecht Finance Ltd.
4.375%, 4/25/25 (a)(i)(n)		8,945	1,252,300
5.25%, 6/27/29 (a)(i)(n)		2,796	380,256
7.125%, 6/26/42 (a)(i)(n)		3,663	543,039

			2,474,443

Consumer Cyclical - Other - 0.0%
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (a)		1,416	1,403,610

Consumer Non-Cyclical - 0.2%
BRF GmbH
4.35%, 9/29/26 (a)		600	517,630
BRF SA
3.95%, 5/22/23 (a)		446	399,727
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		2,035	1,890,006

	Principal Amount (000)		U.S. $ Value
Natura Cosmeticos SA
5.375%, 2/01/23 (a)	U.S.$	8,988	$9,008,672
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		199	152,733
6.00%, 4/15/24		200	191,877
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (i)(j)(k)(o)		4,300	263,663

			12,424,308

Energy - 0.0%
Petrobras Global Finance BV
6.25%, 3/17/24		10	10,140

Transportation - Services - 0.1%
Rumo Luxembourg SARL
7.375%, 2/09/24 (a)		2,960	3,074,700

			21,394,758

Financial Institutions - 0.1%
Banking - 0.1%
Itau Unibanco Holding SA/Cayman Island
6.125%, 12/12/22 (a)(e)		7,047	6,588,945

Utility - 0.1%
Electric - 0.1%
Terraform Global Operating LLC
6.125%, 3/01/26 (a)		2,748	2,541,763

Total Emerging Markets - Corporate Bonds (cost $45,775,042)			30,525,466

ASSET-BACKED SECURITIES - 0.4%
Other ABS - Fixed Rate - 0.3%
Atlas Ltd.
Series 2014-1, Class B
6.875%, 12/15/39 (g)(h)(j)		1,904	1,789,777
CLUB Credit Trust
Series 2018-P3, Class B
4.32%, 1/15/26 (a)(j)		6,594	6,619,784
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (a)(j)		3,648	3,626,496
Series 2014-2A, Class C
3.869%, 10/15/49 (a)(j)		3,008	2,978,660
SoFi Consumer Loan Program LLC
Series 2017-2, Class A
3.28%, 2/25/26 (a)(j)		4,802	4,789,902
SoFi Consumer Loan Program Trust
Series 2018-1, Class B
3.65%, 2/25/27 (a)(j)		5,582	5,549,953

			25,354,572

	Principal Amount (000)		U.S. $ Value
Autos - Fixed Rate - 0.1%
CPS Auto Trust
Series 2017-A, Class D
4.61%, 12/15/22 (a)	U.S.$	2,000	$2,030,811
DT Auto Owner Trust
Series 2018-1A, Class A
2.59%, 5/17/21 (a)		2,128	2,124,418

			4,155,229

Total Asset-Backed Securities (cost $29,640,637)			29,509,801

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Chile - 0.0%
Corp. Nacional del Cobre de Chile
3.625%, 8/01/27 (a)		275	261,250
Empresa Nacional del Petroleo
3.75%, 8/05/26 (a)		220	205,700

			466,950

China - 0.3%
Sinopec Group Overseas Development 2017 Ltd.
2.375%, 4/12/20 (a)		270	266,621
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (a)		8,049	8,189,341
State Grid Overseas Investment 2016 Ltd.
2.25%, 5/04/20 (a)		15,757	15,541,198

			23,997,160

Indonesia - 0.1%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		3,874	3,985,378

United Arab Emirates - 0.0%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47 (a)		225	219,375

Total Quasi-Sovereigns (cost $28,589,005)			28,668,863

EMERGING MARKETS - TREASURIES - 0.3%
Argentina - 0.3%
Argentina POM Politica Monetaria Series POM
65.51% (ARLLOMONP), 6/21/20 (d)	ARS	503,739	14,230,432
Argentine Bonos del Tesoro
16.00%, 10/17/23		327,634	7,274,961

Total Emerging Markets - Treasuries (cost $38,029,437)			21,505,393

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.2%
United States - 0.2%
State of California
Series 2010
7.625%, 3/01/40	U.S.$	30	$42,714
7.95%, 3/01/36		10,685	11,280,795
Texas Transportation Commission State Highway Fund
Series 2010B
5.178%, 4/01/30		3,400	3,862,094

Total Local Governments - US Municipal Bonds (cost $14,172,245)			15,185,603

	Shares
COMMON STOCKS - 0.2%
Financials - 0.2%
Insurance - 0.2%
Mt. Logan Re Ltd. (Preference Shares) (i)(j)(p)		9,702	9,608,118

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golden Energy Offshore Services AS (g)(i)		3,089,816	2,215,562
SandRidge Energy, Inc. (i)		4,301	32,731

			2,248,293

Real Estate - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Calibrate Real Estate Fund (g)(h)(i)(j)		6,448	1,953,924

Information Technology - 0.0%
Software - 0.0%
Avaya Holdings Corp. (i)		2,244	32,673

Total Common Stocks (cost $16,254,831)			13,843,008

	Notional Amount		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.2%
Options on Forward Contracts - 0.2%
TRY/USD
Expiration: Jan 2019; Contracts: 389,109,600; Exercise Price: TRY 5.78; Counterparty: Barclays Bank PLC (i)	TRY	389,109,600	$5,740,589
TRY/EUR
Expiration: Jan 2019; Contracts: 378,068,250; Exercise Price: TRY 6.51; Counterparty: Deutsche Bank AG (i)	TRY	378,068,250	4,370,519
GBP/USD
Expiration: Jan 2019; Contracts: 51,825,000; Exercise Price: GBP 0.75; Counterparty: Citibank, NA (i)	GBP	51,825,000	19,024
GBP/USD
Expiration: Jan 2019; Contracts: 51,830,000; Exercise Price: GBP 0.75; Counterparty: Natwest Markets PLC (i)	GBP	51,830,000	19,026

Total Options Purchased - Calls (premiums paid $4,077,678)			10,149,158

	Principal Amount (000)
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (a)	U.S.$	7,208	7,171,960
Provincia de Cordoba
7.125%, 6/10/21 (a)		1,623	1,440,413

Total Local Governments - Regional Bonds (cost $8,849,525)			8,612,373

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
REITS - 0.1%
Ventas Realty LP/Ventas Capital Corp.
5.45% (cost $5,676,875)		227,075	5,473,302

	Principal Amount (000)
WHOLE LOAN TRUSTS - 0.0%
Performing Asset - 0.0%
Flexpath Wh I LLC
Series B
11.00%, 4/01/21 (g)(h)(j)	U.S.$	644	96,461
Series B2
11.00%, 1/01/22 (g)(h)(j)		1,010	139,041

	Principal Amount (000)		U.S. $ Value
Series B3
11.00%, 9/01/22 (g)(h)(j)	U.S.$	362	$74,246
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21 (g)(h)(j)		4,125	1,400,847
Sheridan Consumer Finance Trust
10.86%, 3/01/21 (g)(h)(j)		499	499,157

Total Whole Loan Trusts (cost $6,407,095)			2,209,752

AGENCIES - 0.0%
Agency Debentures - 0.0%
Federal National Mortgage Association
6.25%, 5/15/29		95	121,300
6.625%, 11/15/30		150	201,521
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		225	216,323

Total Agencies (cost $519,046)			539,144

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
IRS Swaption
Expiration: Feb 2019; Contracts: 199,500,000; Exercise Rate: 3.18%; Counterparty: Bank of America, NA (i)	USD	199,500,000	105,067
IRS Swaption
Expiration: Jan 2019; Contracts: 308,835,000; Exercise Rate: 3.29%; Counterparty: Morgan Stanley Capital Services LLC (i)	USD	308,835,000	16,881

			121,948

Options on Forward Contracts - 0.0%
CNH/USD
Expiration: Jan 2019; Contracts: 1,915,757,900; Exercise Price: CNH 7.07; Counterparty: JPMorgan Chase Bank, NA (i)	CNH	1,915,757,900	27,335

Total Options Purchased - Puts (premiums paid $4,694,632)			149,283

	Shares
WARRANTS - 0.0%
Encore Automotive Acceptance, expiring 7/05/31 (g)(h)(i)(j)		27	0
Flexpath Capital, Inc., expiring 4/15/31 (g)(h)(i)(j)		42,267	0
SandRidge Energy, Inc., A-CW22, expiring 10/03/22 (i)		3,724	261

Company	Shares		U.S. $ Value
SandRidge Energy, Inc., B-CW22, expiring 10/03/22 (i)		1,568	$157

Total Warrants (cost $27,089)			418

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.3%
Commercial Paper - 0.5%
National Bank of Canada 2.507%, 3/04/19 (cost $29,996,313)	U.S.$	30,000	30,003,630

Time Deposits - 0.4%
BBH Grand Cayman
(0.57)%, 1/02/19	EUR	3,491	3,999,944
0.10%, 1/03/19	NZD	110	73,760
Royal Bank of Canada, Toronto
0.84%, 1/02/19	CAD	18,366	13,453,074
Sumitomo, Tokyo
1.77%, 1/02/19	U.S.$	6,850	6,850,025

Total Time Deposits (cost $24,465,492)			24,376,803

	Shares
Investment Companies - 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.31% (q)(r)(s) (cost $16,226,303)		16,226,303	16,226,303

	Principal Amount (000)
Corporates - Investment Grade - 0.2%
Industrial - 0.2%
Energy - 0.2%
South Jersey Industries, Inc. 2.00%, 6/27/19 (g)(h) (cost $11,000,000)	U.S.$	11,000	10,993,431

U.S. Treasury Bills - 0.0%
U.S. Treasury Bill Zero Coupon, 3/21/19 (cost $1,402,461)		1,410	1,402,614

Total Short-Term Investments (cost $83,090,569)			83,002,781

Total Investments - 101.5% (cost $6,777,476,008) (t)			6,698,930,481
Other assets less liabilities - (1.5)%			(98,882,332)

Net Assets - 100.0%			$6,600,048,149

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-OAT Futures	572	March 2019	EUR	57,200	$98,862,504	$98,829,644	$(32,860)
U.S. 10 Yr Ultra Futures	1,558	March 2019	USD	155,800	196,328,367	202,661,719	6,333,352
U.S. Long Bond (CBT) Futures	12	March 2019	USD	1,200	1,673,063	1,752,000	78,937
U.S. T-Note 2 Yr (CBT) Futures	6,431	March 2019	USD	1,286,200	1,356,438,585	1,365,381,688	8,943,103
U.S. T-Note 10 Yr (CBT) Futures	5,308	March 2019	USD	530,800	636,975,875	647,658,938	10,683,063
U.S. Ultra Bond (CBT) Futures	27	March 2019	USD	2,700	4,132,383	4,337,719	205,336
Sold Contracts
10 Yr Canadian Bond Futures	1,244	March 2019	CAD	124,400	123,790,148	124,627,805	(837,657)
Euro Buxl 30 Yr Bond Futures	311	March 2019	EUR	31,100	63,423,013	64,360,007	(936,994)
Euro-BOBL Futures	3,177	March 2019	EUR	317,700	481,141,503	482,379,120	(1,237,617)
Euro-Bund Futures	1,085	March 2019	EUR	108,500	202,777,295	203,302,908	(525,613)
Euro-Schatz Futures	340	March 2019	EUR	34,000	43,589,256	43,606,786	(17,530)
Japan 10 Yr Bond (OSE) Futures	48	March 2019	JPY	4,800,000	66,489,667	66,776,516	(286,849)
Long Gilt Futures	772	March 2019	GBP	77,200	120,259,858	121,198,193	(938,335)
U.S. 10 Yr Ultra Futures	7	March 2019	USD	700	882,109	910,547	(28,438)
U.S. T-Note 5 Yr (CBT) Futures	1,240	March 2019	USD	124,000	139,797,680	142,212,500	(2,414,820)
U.S. T-Note 10 Yr (CBT) Futures	2	March 2019	USD	200	237,992	244,031	(6,039)
U.S. Ultra Bond (CBT) Futures	695	March 2019	USD	69,500	106,465,313	111,656,094	(5,190,781)

							$13,790,258

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	EUR	3,184	USD	3,668	1/09/19	$18,604
Australia and New Zealand Banking Group Ltd.	EUR	9,440	USD	10,754	1/09/19	(67,087)
Bank of America, NA	EUR	37,055	GBP	32,592	1/09/19	(923,650)
Bank of America, NA	USD	2,105	EUR	1,820	1/09/19	(18,876)
Bank of America, NA	MXN	1,725,520	USD	84,834	1/25/19	(2,656,098)
Bank of America, NA	USD	6,988	CHF	6,820	2/28/19	(13,116)
Barclays Bank PLC	EUR	12,442	USD	14,168	1/09/19	(94,022)
Barclays Bank PLC	USD	66,876	EUR	57,775	1/09/19	(648,016)
Barclays Bank PLC	TRY	206,492	USD	33,350	1/15/19	(5,394,008)
Barclays Bank PLC	TRY	168,802	USD	31,074	1/24/19	(421,654)
Barclays Bank PLC	JPY	63,854,653	USD	566,964	2/15/19	(17,613,910)
Barclays Bank PLC	USD	33,198	KRW	36,782,762	2/20/19	(118,595)
BNP Paribas SA	EUR	2,262	USD	2,590	1/09/19	(2,835)
BNP Paribas SA	CHF	33,807	USD	33,855	1/17/19	(586,881)
BNP Paribas SA	USD	23,552	MXN	474,972	1/25/19	531,040
BNP Paribas SA	ZAR	960,362	USD	67,249	1/30/19	727,784
BNP Paribas SA	ZAR	287,933	USD	19,866	1/30/19	(78,292)
BNP Paribas SA	USD	20,751	JPY	2,335,309	2/15/19	628,769
BNP Paribas SA	NZD	21,789	USD	15,097	2/20/19	459,772
BNP Paribas SA	CHF	6,779	USD	6,932	2/28/19	(794)
Brown Brothers Harriman & Co.	USD	8,121	EUR	7,132	1/09/19	53,599
Brown Brothers Harriman & Co.	USD	2,103	CAD	2,804	1/17/19	(48,146)
Citibank, NA	EUR	2,054	USD	2,339	1/09/19	(15,665)
Citibank, NA	USD	3,332	EUR	2,856	1/09/19	(57,644)
Citibank, NA	GBP	18,139	USD	23,583	1/15/19	448,962
Citibank, NA	UYU	283,500	USD	8,619	1/22/19	(127,328)
Citibank, NA	EUR	749,793	USD	854,217	2/08/19	(7,551,962)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	35,059	KRW	38,733,339	2/20/19	$(225,502)
Citibank, NA	CNH	43,672	USD	6,316	3/20/19	(41,444)
Credit Suisse International	CNH	346,811	USD	50,129	1/09/19	(366,823)
Credit Suisse International	USD	31,371	TRY	194,069	1/15/19	5,042,370
Credit Suisse International	CAD	100,445	USD	75,758	1/17/19	2,154,277
Credit Suisse International	CHF	73,643	USD	74,448	1/17/19	(576,461)
Credit Suisse International	USD	38,477	TRY	233,579	1/17/19	5,294,958
Credit Suisse International	USD	35,792	JPY	3,982,754	2/15/19	669,206
Credit Suisse International	TRY	82,656	USD	12,454	2/28/19	(2,690,289)
Credit Suisse International	USD	6,958	CHF	6,774	2/28/19	(30,519)
Credit Suisse International	USD	11,828	TRY	81,757	2/28/19	3,151,128
Deutsche Bank AG	TRY	198,716	EUR	29,031	1/17/19	(3,936,675)
Deutsche Bank AG	INR	3,227,073	USD	44,212	3/18/19	(1,813,989)
Deutsche Bank AG	USD	36,606	INR	2,612,001	3/18/19	647,735
Goldman Sachs Bank USA	USD	4,906	EUR	4,304	1/09/19	27,472
Goldman Sachs Bank USA	CHF	66,646	USD	66,411	1/17/19	(1,485,476)
Goldman Sachs Bank USA	USD	58,303	ZAR	818,584	1/30/19	(1,602,251)
Goldman Sachs Bank USA	AUD	167,537	USD	122,366	2/20/19	4,254,623
Goldman Sachs Bank USA	GBP	128,750	USD	163,383	2/28/19	(1,172,983)
HSBC Bank USA	USD	45,546	CHF	44,561	1/17/19	(149,457)
HSBC Bank USA	PLN	65,425	USD	17,711	1/18/19	224,042
HSBC Bank USA	USD	102,827	TWD	3,151,438	3/14/19	872,119
JPMorgan Chase Bank, NA	ARS	225,801	USD	5,599	1/09/19	(343,227)
JPMorgan Chase Bank, NA	EUR	28,741	USD	33,362	1/09/19	415,262
JPMorgan Chase Bank, NA	EUR	16,405	USD	18,560	1/09/19	(245,882)
JPMorgan Chase Bank, NA	USD	50,129	CNH	346,811	1/09/19	366,823
JPMorgan Chase Bank, NA	USD	29,680	EUR	25,841	1/09/19	(58,431)
JPMorgan Chase Bank, NA	USD	23,583	GBP	18,139	1/15/19	(448,999)
JPMorgan Chase Bank, NA	USD	1,979	TRY	12,110	1/15/19	293,022
JPMorgan Chase Bank, NA	CHF	21,713	USD	21,653	1/17/19	(467,779)
JPMorgan Chase Bank, NA	USD	22,709	TRY	124,698	1/24/19	557,599
JPMorgan Chase Bank, NA	TRY	113,944	USD	16,854	2/28/19	(4,022,178)
Morgan Stanley Capital Services LLC	BRL	91,823	USD	23,698	1/03/19	5,809
Morgan Stanley Capital Services LLC	BRL	91,823	USD	23,359	1/03/19	(332,986)
Morgan Stanley Capital Services LLC	USD	23,566	BRL	91,823	1/03/19	125,561
Morgan Stanley Capital Services LLC	USD	23,698	BRL	91,823	1/03/19	(5,809)
Morgan Stanley Capital Services LLC	EUR	2,178	USD	2,501	1/09/19	4,715
Morgan Stanley Capital Services LLC	EUR	45,859	USD	52,217	1/09/19	(351,636)
Morgan Stanley Capital Services LLC	CAD	51,355	USD	38,824	1/17/19	1,192,406
Morgan Stanley Capital Services LLC	USD	48,428	NOK	409,769	1/23/19	(990,572)
Morgan Stanley Capital Services LLC	SGD	37,475	USD	27,243	1/24/19	(265,806)
Morgan Stanley Capital Services LLC	USD	23,317	BRL	91,823	2/04/19	327,749
Morgan Stanley Capital Services LLC	CHF	28,415	USD	29,947	2/28/19	887,646
Royal Bank of Scotland PLC	EUR	26,496	USD	30,584	1/09/19	211,153
Royal Bank of Scotland PLC	EUR	7,783	USD	8,888	1/09/19	(33,651)
Royal Bank of Scotland PLC	USD	85,997	EUR	74,060	1/09/19	(1,101,001)
Royal Bank of Scotland PLC	USD	935	CAD	1,276	1/17/19	(701)
Royal Bank of Scotland PLC	USD	20,227	SEK	182,122	1/23/19	357,460
Royal Bank of Scotland PLC	USD	50,849	CLP	34,768,987	1/25/19	(718,272)
Royal Bank of Scotland PLC	USD	35,834	JPY	3,982,754	2/15/19	627,750

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	33,887	TWD	1,031,892	3/14/19	$67,647
Standard Chartered Bank	EUR	18,930	USD	21,735	1/09/19	35,166
Standard Chartered Bank	USD	64,311	EUR	56,134	1/09/19	36,807
Standard Chartered Bank	USD	34,138	KRW	38,052,459	2/20/19	83,508
Standard Chartered Bank	TWD	2,096,828	USD	68,773	3/14/19	(223,283)
UBS AG	EUR	778,853	USD	901,501	1/09/19	8,693,542
UBS AG	EUR	17,149	USD	19,513	1/09/19	(145,529)
UBS AG	USD	25,179	EUR	21,672	1/09/19	(336,673)
UBS AG	CAD	981,564	USD	743,501	1/17/19	24,231,994
UBS AG	USD	33,828	JPY	3,764,240	1/18/19	559,901
UBS AG	ZAR	482,527	USD	33,565	1/30/19	141,947

						$3,807,064

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Call
OTC - 1 Year Interest Rate Swap (u)	6 Month EURIBOR	Bank of America, NA	0.29%	1/04/19	EUR	53,200	$98,134	$(272,721)
OTC - 1 Year Interest Rate Swap (u)	3 Month LIBOR	Citibank, NA	2.73	1/22/19	USD	63,940	212,601	(504,627)
OTC - 1 Year Interest Rate Swap (u)	3 Month LIBOR	Deutsche Bank AG	2.83	1/11/19	USD	47,000	211,500	(632,530)
OTC - 1 Year Interest Rate Swap (u)	3 Month LIBOR	Goldman Sachs International	2.80	1/17/19	USD	64,080	201,852	(679,110)
OTC - 1 Year Interest Rate Swap (u)	3 Month LIBOR	Goldman Sachs International	2.74	1/22/19	USD	63,460	207,831	(535,246)
OTC - 1 Year Interest Rate Swap (u)	6 Month EURIBOR	JPMorgan Chase Bank, NA	0.30	1/03/19	EUR	53,440	97,026	(293,479)
OTC - 1 Year Interest Rate Swap (u)	3 Month LIBOR	JPMorgan Chase Bank, NA	2.88	1/07/19	USD	64,470	215,330	(899,661)
OTC - 1 Year Interest Rate Swap (u)	3 Month LIBOR	JPMorgan Chase Bank, NA	2.82	1/14/19	USD	64,280	199,268	(738,053)
OTC - 1 Year Interest Rate Swap (u)	3 Month LIBOR	Morgan Stanley Capital Services LLC	2.80	1/10/19	USD	47,090	211,905	(543,165)
OTC - 1 Year Interest Rate Swap (u)	6 Month EURIBOR	Morgan Stanley Capital Services LLC	1.43	1/14/19	EUR	10,860	107,213	(161,156)
OTC - 1 Year Interest Rate Swap (u)	3 Month LIBOR	Morgan Stanley Capital Services LLC	2.76	1/18/19	USD	63,990	209,247	(570,500)
OTC - 1 Year Interest Rate Swap (u)	3 Month LIBOR	Morgan Stanley Capital Services LLC	2.94	1/29/19	USD	308,835	1,065,481	(6,467,774)

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Put
OTC - 1 Year Interest Rate Swap (u)	3 Month LIBOR	Bank of America, NA	2.96%	1/10/19	USD	14,580	$206,307	$(16,824)
OTC - 1 Year Interest Rate Swap (u)	3 Month LIBOR	Bank of America, NA	2.95	1/18/19	USD	14,440	199,272	(48,184)
OTC - 1 Year Interest Rate Swap (u)	3 Month LIBOR	Bank of America, NA	3.33	2/28/19	USD	199,500	528,675	(43,327)
OTC - 1 Year Interest Rate Swap (u)	3 Month LIBOR	Barclays Bank PLC	3.14	1/03/19	USD	14,930	166,843	0
OTC - 1 Year Interest Rate Swap (u)	3 Month LIBOR	Barclays Bank PLC	2.97	1/11/19	USD	14,550	200,062	(16,685)
OTC - 1 Year Interest Rate Swap (u)	3 Month LIBOR	Barclays Bank PLC	2.99	1/14/19	USD	14,580	190,633	(17,772)
OTC - 1 Year Interest Rate Swap (u)	3 Month LIBOR	Barclays Bank PLC	2.92	1/22/19	USD	14,300	202,345	(85,023)
OTC - 1 Year Interest Rate Swap (u)	3 Month LIBOR	Citibank, NA	2.98	1/17/19	USD	14,540	193,382	(31,512)
OTC - 1 Year Interest Rate Swap (u)	3 Month LIBOR	Citibank, NA	2.92	1/22/19	USD	14,400	201,960	(87,440)
OTC - 1 Year Interest Rate Swap (u)	3 Month LIBOR	Goldman Sachs International	3.08	1/04/19	USD	14,730	178,233	(4)
OTC - 1 Year Interest Rate Swap (u)	3 Month LIBOR	Goldman Sachs International	3.01	1/14/19	USD	14,580	192,456	(13,959)
OTC - 1 Year Interest Rate Swap (u)	3 Month LIBOR	JPMorgan Chase Bank, NA	3.02	1/07/19	USD	14,650	215,355	(1,693)
OTC - 1 Year Interest Rate Swap (u)	3 Month LIBOR	Morgan Stanley Capital Services LLC	3.44	1/29/19	USD	308,835	1,065,481	(5,874)

							$6,778,392	$(12,666,319)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Put
BRL vs. USD/ Morgan Stanley Capital Services LLC (u)	BRL	4.170	02/2019	69,347,000	BRL	69,347	$160,480	$(95,976)
INR vs. USD/ JPMorgan Chase Bank, NA (u)	INR	71.320	02/2019	1,214,223,000	INR	1,214,223	157,652	(89,517)
MXN vs. USD/ Morgan Stanley Capital Services LLC (u)	MXN	23.820	02/2019	405,536,000	MXN	405,536	226,824	(7,161)
SGD vs. CHF/ UBS AG (u)	SGD	1.550	06/2019	25,459,000	SGD	25,459	76,960	(40,029)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
TRY vs. CHF/ UBS AG (u)	TRY	5.900	02/2019	94,253,000	TRY	94,253	$172,311	$(248,965)
TRY vs. EUR/ Deutsche Bank AG (u)	TRY	7.510	01/2019	436,143,000	TRY	436,143	1,163,443	(76,062)
TRY vs. USD/ Barclays Bank PLC (u)	TRY	6.900	01/2019	464,508,000	TRY	464,508	1,505,948	(28,700)

							$3,463,618	$(586,410)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
iTraxx- Australia Series 30, 5 Year Index, 12/20/23*	(1.00)%	Quarterly	0.95%	USD	168,000	$(429,995)	$(1,794,077)	$1,364,082
Sale Contracts
CDX-NAIG Series 31, 5 Year Index, 12/20/23*	1.00	Quarterly	0.88	USD	168,000	999,916	2,928,590	(1,928,674)

						$569,921	$1,134,513	$(564,592)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	700,920	9/10/20	3 Month LIBOR	2.824%	Quarterly/Semi-Annual	$6,491,054	$—	$6,491,054
USD	1,000	3/17/21	3 Month LIBOR	1.404%	Quarterly/Semi-Annual	(23,657)	—	(23,657)
USD	145,430	8/08/23	3 Month LIBOR	2.823%	Quarterly/Semi-Annual	2,604,027	—	2,604,027
USD	291,180	9/10/23	3 Month LIBOR	2.883%	Quarterly/Semi-Annual	6,105,096	—	6,105,096
EUR	53,100	1/02/24	0.294%	6 Month EURIBOR	Annual/ Semi-Annual	(295,514)	—	(295,514)
EUR	53,100	1/02/24	6 Month EURIBOR	0.196%	Semi-Annual/ Annual	(3,615)	—	(3,615)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
GBP	17,540	2/29/24	6 Month LIBOR	1.251%	Semi-Annual/ Semi-Annual	$(30,024)	$70,500	$(100,524)
GBP	17,540	2/29/24	1.251%	6 Month LIBOR	Semi-Annual/ Semi-Annual	29,650	(106,288)	135,938
USD	58,500	11/09/25	2.130%	3 Month LIBOR	Semi-Annual/ Quarterly	1,887,478	—	1,887,478
USD	600	1/30/27	2.459%	3 Month LIBOR	Semi-Annual/ Quarterly	5,690	—	5,690
GBP	25,520	12/17/28	1.600%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(524,014)	—	(524,014)
GBP	25,520	12/17/28	6 Month LIBOR	1.479%	Semi-Annual/ Semi-Annual	149,363	—	149,363
USD	150	5/05/45	3 Month LIBOR	2.566%	Quarterly/Semi-Annual	(8,526)	1	(8,527)
USD	100	7/16/45	3 Month LIBOR	3.019%	Quarterly/Semi-Annual	3,890	9,466	(5,576)
USD	131,760	9/10/48	2.980%	3 Month LIBOR	Semi-Annual/ Quarterly	(4,964,213)	—	(4,964,213)
EUR	11,090	12/18/48	1.530%	6 Month EURIBOR	Annual/ Semi-Annual	(490,052)	—	(490,052)
EUR	11,090	12/18/48	6 Month EURIBOR	1.422%	Semi-Annual/ Annual	138,511	—	138,511

						$11,075,144	$(26,321)	$11,101,465

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 4.800%, 2/15/24, 6/20/20*	5.00%	Quarterly	2.46%	USD	950	$42,589	$12,342	$30,247
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6/20/20*	5.00	Quarterly	0.34	USD	950	65,415	22,042	43,373
Citibank, NA

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	8.38%	USD	735	$(118,249)	$(102,016)	$(16,233)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,088	(174,950)	(124,996)	(49,954)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	5,000	(804,000)	(732,845)	(71,155)
Nabors Industries, Inc., 5.500%, 1/15/23, 6/20/20*	1.00	Quarterly	2.89	USD	950	(33,328)	(33,491)	163
Safeway, Inc., 7.250%, 2/01/31, 6/20/20*	1.00	Quarterly	1.13	USD	950	(3,485)	(24,417)	20,932
Staples, Inc., 8.500%, 9/15/25, 6/20/20*	1.00	Quarterly	1.10	USD	950	(2,944)	(11,907)	8,963
Weatherford International LLC, 4.500%, 4/15/22, 6/20/20*	1.00	Quarterly	32.17	USD	950	(287,041)	(25,941)	(261,100)
Credit Suisse International
Avon Products, Inc., 6.500%, 3/01/19, 6/20/20*	1.00	Quarterly	2.26	USD	950	(26,849)	(51,738)	24,889
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.37	USD	8,513	(368,329)	(473,216)	104,887
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.37	USD	1,198	(51,833)	(48,904)	(2,929)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.37	USD	2,395	(103,624)	(99,621)	(4,003)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.37	USD	9,831	(424,808)	(415,123)	(9,685)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.37	USD	5,987	(259,038)	(244,398)	(14,640)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.37	USD	13,109	(566,454)	(545,779)	(20,675)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.37	USD	12,060	(521,126)	(484,982)	(36,144)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	8.38%	USD	5,000	$(804,000)	$(733,704)	$(70,296)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	6,500	(1,045,200)	(952,699)	(92,501)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	2,925	(470,340)	(171,278)	(299,062)
Freeport-McMoRan, Inc., 3.550%, 3/01/22, 6/20/20*	1.00	Quarterly	0.62	USD	950	4,345	(21,203)	25,548
Teck Resources Ltd., 3.750%, 2/01/23, 6/20/20*	1.00	Quarterly	0.33	USD	950	8,845	(22,543)	31,388
Transocean, Inc., 3.800%, 10/15/22, 6/20/20*	1.00	Quarterly	2.96	USD	950	(29,757)	(63,152)	33,395
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.37	USD	6,900	(298,157)	(273,871)	(24,286)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.37	USD	3,000	(129,800)	(60,007)	(69,793)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.37	USD	8,901	(385,117)	(85,652)	(299,465)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	53	(8,522)	(3,771)	(4,751)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	564	(90,738)	(67,602)	(23,136)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	618	(99,374)	(70,145)	(29,229)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.37	USD	3,000	(129,800)	(55,545)	(74,255)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.37	USD	8,358	(361,623)	(61,204)	(300,419)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.37	USD	8,359	(361,666)	(51,611)	(310,055)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	3.37%	USD	16,717	$(723,289)	$(96,786)	$(626,503)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	244	(39,235)	(26,934)	(12,301)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	279	(44,886)	(25,566)	(19,320)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	558	(89,773)	(56,355)	(33,418)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	557	(89,612)	(51,986)	(37,626)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	575	(92,508)	(49,642)	(42,866)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	20,000	(3,216,000)	(3,091,827)	(124,173)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	979	(157,423)	(107,289)	(50,134)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,115	(179,385)	(123,082)	(56,303)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,611	(259,049)	(177,731)	(81,318)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,260	(202,608)	(76,194)	(126,414)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	3,346	(538,316)	(295,642)	(242,674)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	5,000	(804,417)	(405,309)	(399,108)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	5,000	(804,417)	(388,044)	(416,373)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	5,815	(935,052)	(351,640)	(583,412)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	7,000	(1,125,600)	(472,305)	(653,295)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	8.38%	USD	7,947	$(1,277,878)	$(536,902)	$(740,976)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	10,000	(1,608,833)	(784,797)	(824,036)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	10,000	(1,608,833)	(776,088)	(832,745)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	15,000	(2,413,250)	(1,215,926)	(1,197,324)

						$(24,049,322)	$(15,189,022)	$(8,860,300)

*	Termination date

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency		Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 1/14/20*	11.12%	Maturity	AUD	888	$194,861	$	– 0	–	$194,861
AUD/JPY 3/03/20*	12.75	Maturity	AUD	452	(84,489)		– 0	–	(84,489)
AUD/JPY 4/16/20*	12.25	Maturity	AUD	1,105	(36,857)		– 0	–	(36,857)
AUD/JPY 5/07/20*	12.22	Maturity	AUD	690	(4,051)		– 0	–	(4,051)
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	Maturity	AUD	205	(46,017)		– 0	–	(46,017)
AUD/JPY 3/11/20*	12.80	Maturity	AUD	243	(46,972)		– 0	–	(46,972)

					$(23,525)	$	– 0	–	$(23,525)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at December 31, 2018
JPMorgan Chase Bank, NA†	2.10%	–	$4,655,407

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2018.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates - Investment Grade	$4,655,407	$	– 0	–	$	– 0	–	$	– 0	–	$4,655,407

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $2,907,866,791 or 44.1% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2018.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(g)	Illiquid security.
(h)	Fair valued by the Adviser.
(i)	Non-income producing security.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.08% of net assets as of December 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD
4.135%, 11/15/26	11/13/15	$5,357,072	$5,132,833	0.08%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	6/13/13	3,886,876	263,663	0.00%

(l)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2018.
(m)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(n)	Defaulted.
(o)	Defaulted matured security.
(p)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	$9,702,000	$9,608,118	0.15%

(q)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(r)	The rate shown represents the 7-day yield as of period end.
(s)	Affiliated investments.
(t)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $225,793,812 and gross unrealized depreciation of investments was $(288,099,688), resulting in net unrealized depreciation of $(62,305,876).

(u)	One contract relates to 1 share.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ARLLMONP	-	Argentina Blended Policy Rate
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EURIBOR	-	Euro Interbank Offered Rate
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN1

December 31, 2018 (unaudited)

35.4%	United States
12.3%	Canada
7.9%	Japan
5.6%	United Kingdom
4.7%	Italy
4.6%	Germany
4.2%	Spain
3.7%	Belgium
3.0%	France
2.1%	Switzerland
2.0%	Cayman Islands
2.0%	Australia
1.7%	Indonesia
9.6%	Other
1.2%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Angola, Argentina, Brazil, Chile, China, Colombia, Costa Rica, Denmark, Dominican Republic, Egypt, Finland, Gabon, India, Ireland, Israel, Ivory Coast, Kazakhstan, Kuwait, Luxembourg, Malaysia, Mexico, Netherlands, New Zealand, Norway, Peru, Portugal, Qatar, Saudi Arabia, Singapore, South Africa, South Korea, Supranational, Sweden, Turkey, United Arab Emirates and Uruguay.

AB Global Bond Fund

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments -Treasuries	$	– 0	–	$2,451,986,585		$	– 0	–	$2,451,986,585
Corporates - Investment Grade		– 0	–	1,334,508,670			– 0	–	1,334,508,670
Mortgage Pass-Throughs		– 0	–	532,803,077			– 0	–	532,803,077
Inflation-Linked Securities		– 0	–	406,807,773			– 0	–	406,807,773
Corporates - Non-Investment Grade		– 0	–	359,410,289			– 0	–#	359,410,289
Collateralized Mortgage Obligations		– 0	–	286,868,313			– 0	–	286,868,313
Covered Bonds		– 0	–	228,461,978			– 0	–	228,461,978
Commercial Mortgage-Backed Securities		– 0	–	69,206,397			103,397,521		172,603,918
Local Governments - Provincial Bonds		– 0	–	161,593,038			– 0	–	161,593,038
Collateralized Loan Obligations		– 0	–	– 0	–		159,857,259		159,857,259
Governments - Sovereign Agencies		– 0	–	129,799,194			– 0	–	129,799,194
Governments - Sovereign Bonds		– 0	–	106,223,864			– 0	–	106,223,864
Supranationals		– 0	–	44,398,991			– 0	–	44,398,991
Emerging Markets - Sovereigns		– 0	–	40,933,378			– 0	–	40,933,378
Bank Loans		– 0	–	23,956,393			9,343,416		33,299,809
Emerging Markets - Corporate Bonds		– 0	–	30,261,803			263,663		30,525,466
Asset-Backed Securities		– 0	–	4,155,229			25,354,572		29,509,801
Quasi-Sovereigns		– 0	–	28,668,863			– 0	–	28,668,863
Emerging Markets - Treasuries		– 0	–	21,505,393			– 0	–	21,505,393
Local Governments - US Municipal Bonds		– 0	–	15,185,603			– 0	–	15,185,603
Common Stocks		65,404		2,215,562			11,562,042		13,843,008
Options Purchased - Calls		– 0	–	10,149,158			– 0	–	10,149,158
Local Governments - Regional Bonds		– 0	–	8,612,373			– 0	–	8,612,373
Preferred Stocks		5,473,302		– 0	–		– 0	–	5,473,302
Whole Loan Trusts		– 0	–	– 0	–		2,209,752		2,209,752
Agencies		– 0	–	539,144			– 0	–	539,144
Options Purchased - Puts		– 0	–	149,283			– 0	–	149,283
Warrants		418		– 0	–		– 0	–#	418
Short-Term Investments:
Commercial Paper		– 0	–	30,003,630			– 0	–	30,003,630
Time Deposits		– 0	–	24,376,803			– 0	–	24,376,803
Investment Companies		16,226,303		– 0	–		– 0	–	16,226,303
Corporates - Investment Grade		– 0	–	10,993,431			– 0	–	10,993,431
U.S. Treasury Bills		– 0	–	1,402,614			– 0	–	1,402,614

Total Investments in Securities		21,765,427		6,365,176,829			311,988,225		6,698,930,481
Other Financial Instruments*:
Assets
Futures		26,243,791		– 0	–		– 0	–	26,243,791
Forward Currency Exchange Contracts		– 0	–	64,429,927			– 0	–	64,429,927
Centrally Cleared Credit Default Swaps		– 0	–	999,916			– 0	–	999,916
Centrally Cleared Interest Rate Swaps		– 0	–	17,414,759			– 0	–	17,414,759
Credit Default Swaps		– 0	–	121,194			– 0	–	121,194
Variance Swaps		– 0	–	194,861			– 0	–	194,861
Liabilities
Futures		(12,453,533)		– 0	–		– 0	–	(12,453,533)
Forward Currency Exchange Contracts		– 0	–	(60,622,863)			– 0	–	(60,622,863)
Interest Rate Swaptions Written		– 0	–	(12,666,319)			– 0	–	(12,666,319)
Currency Options Written		– 0	–	(586,410)			– 0	–	(586,410)
Centrally Cleared Credit Default Swaps		– 0	–	(429,995)			– 0	–	(429,995)
Centrally Cleared Interest Rate Swaps		– 0	–	(6,339,615)			– 0	–	(6,339,615)
Credit Default Swaps		– 0	–	(24,170,516)			– 0	–	(24,170,516)
Variance Swaps		– 0	–	(218,386)			– 0	–	(218,386)
Reverse Repurchase Agreements		(4,655,407)		– 0	–		– 0	–	(4,655,407)

Total^		$30,900,278		$6,343,303,382			$311,988,225		$6,686,191,885

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^ There were no transfers between Level 1and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Investment Grade			Corporates - Non- Investment Grade#			Commercial Mortgage-Backed Securities		Collateralized Loan Obligations
Balance as of 9/30/18		$23,829,854		$	– 0	–	$73,001,921		$145,611,533
Accrued discounts/(premiums)		– 0	–		– 0	–	67,356		32
Realized gain (loss)		– 0	–		– 0	–	(1,728)		(33,250)
Change in unrealized appreciation/depreciation		– 0	–		– 0	–	(558,943)		(2,693,031)
Purchases		– 0	–		– 0	–	32,261,938		19,493,928
Sales/Paydowns		– 0	–		– 0	–	(1,373,023)		(2,521,953)
Transfers into Level 3		– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		(23,829,854)			– 0	–	– 0	–	– 0	–

Balance as of 12/31/18	$	– 0	–	$	– 0	–	$103,397,521		$159,857,259

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$	– 0	–	$	– 0	–	$(558,943)		$(2,693,031)

	Bank Loans			Emerging Markets - Corporate Bonds			Asset-Backed Securities		Common Stocks
Balance as of 9/30/18		$13,652,453			$260,365		$19,479,566		$11,779,842
Accrued discounts/(premiums)		1,617			– 0	–	1,878		– 0	–
Realized gain (loss)		– 0	–		– 0	–	74		– 0	–
Change in unrealized appreciation/depreciation		(1,248,235)			3,298		63,100		(217,800)
Purchases		– 0	–		– 0	–	6,592,475		– 0	–
Sales/Paydowns		– 0	–		– 0	–	(782,521)		– 0	–
Transfers into Level 3		10,590,034			– 0	–	– 0	–	– 0	–
Transfers out of Level 3		(13,652,453)			– 0	–	– 0	–	– 0	–

Balance as of 12/31/18		$9,343,416			$263,663		$25,354,572		$11,562,042

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18		$(1,248,235)			$3,298		$63,100		$(217,800)

	Whole Loan Trusts		Warrants#			Total
Balance as of 9/30/18	$3,054,565		$	– 0	–	$290,670,099
Accrued discounts/(premiums)	2,260			– 0	–	73,143
Realized gain (loss)	(298,845)			– 0	–	(333,749)
Change in unrealized appreciation/depreciation	(126,008)			– 0	–	(4,777,619)
Purchases	– 0	–		– 0	–	58,348,341
Sales/Paydowns	(422,220)			– 0	–	(5,099,717)
Transfers into Level 3	– 0	–		– 0	–	10,590,034
Transfers out of Level 3	– 0	–		– 0	–	(37,482,307)

Balance as of 12/31/18	$2,209,752		$	– 0	–	$311,988,225 +

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$(126,008)		$	– 0	–	$(4,777,619)

#	The fund held securities with zero market value that were sold/expired/written off during the reporting period.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at December 31, 2018. Securities priced by third party vendors and NAV equivalent, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/18	Valuation Technique	Unobservable Input	Range/ Weighted Average
Common Stocks	$1,953,924	Recovery Analysis	Liquidation Value	$303.03 /N/A
Whole Loan Trusts	$1,400,847	Recovery Analysis	Cumulative Loss	<20%/NA
	$499,157	Discounted Cash Flow	Cash Flow Yield	100.00%/NA
	$139,041	Discounted Cash Flow	Level Yield	13.76%/ NA
	$96,461	Discounted Cash Flow	Level Yield	14.97%/ NA
	$74,246	Discounted Cash Flow	Level Yield	20.53%/ NA

$2,209,752

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Liquidation Value would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Level Yield, Cumulative Loss and Cash Flow Yield in isolation would be expected to result in a significant lower (higher) fair value measurement.

The Adviser has established a Valuation Committee (the “Committee”) which oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended December 31, 2018 is as follows:

Fund	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$46,959	$602,722	$633,455	$16,226	$397

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 22, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 22, 2019